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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-08405

                       Evergreen Select Money Market Trust
               (Exact name of registrant as specified in charter)

                               200 Berkeley Street
                           Boston, Massachusetts 02116
               (Address of principal executive offices) (Zip code)

                             Michael H. Koonce, Esq.
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end:   Registrant is making a quarterly filing for six of
                           its series, Evergreen Institutional 100% Treasury
                           Money Market Fund, Evergreen Institutional Money
                           Market Fund, Evergreen Institutional Municipal Money
                           Market Fund, Evergreen Institutional Treasury Money
                           Market Fund, Evergreen Institutional U.S. Government
                           Money Market Fund and Evergreen Prime Cash Management
                           Money Market Fund, for the quarter ended November 30,
                           2006. These six series have a February 28 fiscal year
                           end.

Date of reporting period:  November 30, 2006

Item 1 - Schedule of Investments
EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2006 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 1.1%
Carlyle Loan Investment, Ltd.:
Ser. 2006-2A, Class 1, FRN, 5.37%, 12/15/2006 144A +	$50,000,000	$50,000,000
Ser. 2006-6A, Class 1, FRN, 5.40%, 12/15/2006 144A +	35,000,000	35,000,000
Pinnacle Capital Asset Trust, Ser. 2006-A, Class A1, FRN, 5.41%, 11/25/2007
144A	82,104,156	82,104,156
Total Asset-Backed Securities (cost $167,104,156)		167,104,156
CERTIFICATES OF DEPOSIT 5.9%
Barclays Bank plc, 5.44%, 06/04/2007	50,000,000	50,000,000
Credit Suisse First Boston Corp.:
5.01%, 03/07/2007	55,000,000	55,000,000
5.36%, 03/07/2007	90,000,000	90,000,000
5.41%, 03/07/2007	125,000,000	125,000,000
Deutsche Bank AG:
4.73%, 12/01/2006	140,000,000	140,000,000
5.37%, 05/25/2007	125,000,000	125,000,000
5.51%, 12/01/2006	100,000,000	100,000,000
Royal Bank of Canada:
5.40%, 10/02/2007	50,000,000	50,000,000
5.42%, 10/26/2007	100,000,000	100,000,000
5.49%, 10/05/2007	75,000,000	75,000,000
Total Certificates of Deposit (cost $910,000,000)		910,000,000
COMMERCIAL MORTGAGE–BACKED SECURITIES 0.5%
Floating-rate 0.5%
Paragon Mtge. plc, Ser. 13A, Class A1, 5.30%, 12/15/2006 144A	75,000,000	75,000,000
Structured Asset Securities Corp., Ser. 2004-2AC, Class B2, 5.00%, 02/25/2034	737,355	725,373
Total Commercial Mortgage-Backed Securities (cost $75,725,373)		75,725,373
COMMERCIAL PAPER 56.2%
Asset-Backed 51.3%
Aegis Finance, LLC, 5.29%, 12/15/2006	70,000,000	69,855,994
Anglesea Funding, LLC:
5.21%, 04/05/2007	43,000,000	42,222,118
5.24%, 03/12/2007	90,000,000	88,678,163
5.30%, 12/13/2006	123,000,000	122,782,700
Aquifer Funding, LLC, 5.29%, 12/05/2006	20,000,000	19,988,244
ASAP Funding, Ltd.:
5.28%, 12/14/2006	100,000,000	99,882,667
5.29%, 12/01/2006	130,000,000	130,000,000
5.30%, 12/05/2006	100,000,000	99,941,111
Bavaria Trust Corp., 5.30%, 12/29/2006	421,665,000	420,604,513
Belmont Funding, LLC, 5.27%, 12/18/2006	50,000,000	49,875,569
Berkeley Square Finance, LLC:
5.29%, 12/04/2006	50,000,000	49,977,958
5.30%, 12/20/2006	80,454,000	80,295,508
Brahms Funding Corp.:
5.28%, 12/05/2006	105,527,000	105,472,424
5.29%, 12/14/2006	52,200,000	52,100,284
5.29%, 01/19/2007	168,752,000	168,175,083
Broadhollow Funding, LLC:
5.28%, 12/15/2006	50,000,000	49,897,333
5.30%, 12/04/2006	138,000,000	137,983,217
5.31%, 12/13/2006	50,000,000	49,911,500
Catapult-PMX Funding, LLC:
5.30%, 12/14/2006	78,237,000	78,087,263
5.32%, 12/20/2006	160,000,000	160,000,000
Check Point Charlie, Inc.:
5.27%, 02/26/2007	25,000,000	24,681,604
5.29%, 01/11/2007	85,500,000	85,264,081

1

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Check Point Charlie, Inc.:
5.29%, 01/18/2007	$29,256,000	$29,049,648
5.29%, 01/25/2007	47,400,000	47,016,916
Chesham Finance, LLC:
5.27%, 02/28/2007	106,850,000	105,464,751
5.28%, 02/28/2007	140,000,000	138,201,867
Citius I Funding, LLC, 5.28%, 02/14/2007	70,000,000	69,527,733
Concord Minutemen Capital Co., LLC:
5.30%, 12/18/2006	105,692,000	105,427,476
5.46%, 01/05/2007	125,000,000	124,336,458
Deer Valley Funding, Ltd.:
5.27%, 02/26/2007	95,386,000	94,171,180
5.28%, 01/30/2007	211,249,000	209,539,692
East Fleet Finance, LLC:
5.30%, 12/04/2006	104,098,000	104,052,023
5.32%, 01/02/2007	100,000,000	99,527,112
5.37%, 12/01/2006	100,000,000	100,000,000
Ebury Finance, LLC:
5.23%, 04/17/2007	75,000,000	73,507,271
5.26%, 04/27/2007	75,000,000	73,389,125
5.29%, 01/30/2007	125,000,000	124,257,931
5.30%, 02/22/2007	170,000,000	168,346,694
Elysian Funding, LLC:
5.35%, 01/16/2007	85,000,000	84,559,368
5.36%, 01/16/2007	88,562,000	88,186,820
Fenway Funding, LLC:
5.29%, 12/27/2006	75,000,000	74,713,729
5.30%, 01/12/2007	75,000,000	74,536,250
5.30%, 02/14/2007	280,480,000	278,867,564
5.31%, 12/15/2006	80,000,000	79,834,800
5.31%, 01/23/2007	32,900,000	32,642,804
Giro Balanced Funding Corp.:
5.25%, 03/21/2007	40,879,000	40,223,233
5.29%, 12/27/2006	75,000,000	74,713,459
KKR Pacific Funding Trust:
5.29%, 12/06/2006	75,000,000	74,944,896
5.30%, 12/27/2006	200,000,000	199,322,778
Mainsail II, LLC:
5.28%, 02/16/2007	139,000,000	138,110,173
5.29%, 12/07/2006	35,000,000	34,969,142
5.30%, 01/12/2007	66,000,000	65,774,517
Morrigan Trust Funding, LLC:
5.30%, 02/28/2007	214,100,000	211,729,118
5.32%, 01/12/2007	100,000,000	99,379,334
5.33%, 12/21/2006	100,000,000	99,703,889
5.40%, 12/01/2006	200,000,000	200,000,000
Neptune Funding Corp.:
5.28%, 02/13/2007	239,301,000	237,704,494
5.30%, 12/27/2006	82,754,000	82,437,236
Paradigm Funding, LLC, 5.25%, 04/26/2007	100,000,000	97,870,834
Park Granada, LLC:
5.29%, 12/28/2006	105,000,000	104,583,413
5.34%, 12/01/2006	200,000,000	200,000,000
Rams Funding, LLC:
5.31%, 12/18/2006	50,000,000	49,874,625
5.32%, 01/08/2007	50,000,000	49,719,222

2

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Rhineland Funding Capital Corp.:
5.21%, 12/01/2006	$38,274,000	$38,274,000
5.30%, 03/12/2007	139,443,000	138,286,682
5.31%, 01/05/2007	135,000,000	134,468,263
5.32%, 01/17/2007	233,321,000	232,702,220
Stratford Receivables Co., LLC:
5.27%, 12/07/2006	75,000,000	74,934,125
5.29%, 01/26/2007	50,000,000	49,588,556
5.30%, 12/19/2006	115,979,000	115,843,906
5.30%, 01/19/2007	50,330,000	49,966,925
Thornburg Mortgage Capital Resources, LLC:
5.29%, 12/28/2006	50,000,000	49,801,625
5.30%, 12/26/2006	296,000,000	295,278,612
5.30%, 01/30/2007	115,000,000	113,984,166
Tulip Funding Corp., 5.28%, 12/12/2006	50,000,000	49,919,333
		7,968,943,322
Consumer Finance 3.3%
Ford Motor Credit Co.:
5.30%, 01/19/2007	75,000,000	74,458,958
5.31%, 12/18/2006	50,000,000	49,874,625
5.31%, 01/08/2007	226,615,000	225,794,950
5.32%, 12/05/2006	115,000,000	114,937,933
5.32%, 12/13/2006	42,028,000	41,953,470
		507,019,936
Diversified Financial Services 0.3%
Liquid Funding, Ltd., 5.27%, 02/05/2007	50,000,000	49,516,917
Thrifts & Mortgage Finance 1.3%
Countrywide Financial Corp.:
5.29%, 12/29/2006	100,000,000	99,588,555
5.38%, 12/01/2006	100,000,000	100,000,000
		199,588,555
Total Commercial Paper (cost $8,725,068,730)		8,725,068,730
CORPORATE BONDS 21.2%
Capital Markets 5.0%
Bear Stearns Cos., FRN:
5.31%, 12/14/2006	125,000,000	125,000,000
5.40%, 12/05/2006	125,000,000	125,000,000
Goldman Sachs Group, Inc., 7.20%, 03/01/2007 144A	28,000,000	28,147,675
Merrill Lynch & Co., Inc., FRN:
5.30%, 12/27/2006	125,000,000	125,000,000
5.33%, 12/15/2006	75,000,000	75,000,000
Morgan Stanley, FRN:
5.34%, 12/04/2006	100,000,000	100,000,000
5.38%, 12/15/2006	200,000,000	200,000,000
		778,147,675
Commercial Banks 2.9%
First Tennessee Bank, FRN, 5.31%, 12/18/2006 144A	150,000,000	150,000,000
Marshall & Ilsley Bank Corp., 5.18%, 12/15/2006	150,000,000	150,020,357
Royal Bank of Canada, 5.40%, 10/16/2007	50,000,000	50,000,000
WestLB AG, FRN, 5.36%, 12/11/2006 144A	100,000,000	100,000,000
		450,020,357
Consumer Finance 4.2%
American Express Co., FRN:
5.29%, 12/06/2006	90,000,000	90,000,000
5.29%, 12/20/2006	120,000,000	120,000,000

3

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
Principal Amount	Value

CORPORATE BONDS continued
Consumer Finance continued
BMW U.S. Capital Corp., LLC, FRN, 5.31%, 12/04/2006	$135,000,000	$135,000,000
General Electric Capital Corp., FRN:
5.28%, 12/27/2006	80,000,000	80,000,000
5.45%, 12/18/2006	230,000,000	230,000,000
		655,000,000
Diversified Financial Services 4.8%
Liberty Lighthouse U.S. Capital Corp.:
5.04%, 02/21/2007 144A	50,000,000	49,998,877
5.39%, 07/02/2007 144A	50,000,000	49,994,479
FRN, 5.32%, 12/01/2006 144A	115,000,000	115,000,000
Links Finance, LLC, FRN, 5.40%, 12/16/2006 144A	50,000,000	50,000,000
Sigma Finance, Inc.:
4.86%, 02/12/2007 144A	100,000,000	100,000,000
5.40%, 05/14/2007 144A	110,000,000	110,000,000
5.40%, 10/16/2007 144A	100,000,000	100,000,000
5.75%, 07/25/2007 144A	110,000,000	110,000,000
Strategic Money Market Trust, Ser. 2006-M, FRN, 5.37%, 02/02/2007 144A +	56,648,000	56,648,000
		741,641,356
Insurance 2.2%
Allstate Corp., FRN:
5.31%, 12/27/2006	65,000,000	65,000,000
5.38%, 12/15/2006 144A	80,000,000	80,000,000
ING Security Life Funding Corp., FRN, 5.43%, 12/11/2006 144A	200,000,000	200,000,000
		345,000,000
Pharmaceuticals 0.3%
Merck & Co., Inc., FRN, 4.52%, 02/22/2007 144A	50,000,000	49,862,068
Thrifts & Mortgage Finance 1.8%
Countrywide Financial Corp., FRN:
5.45%, 02/06/2007	125,000,000	125,000,000
5.47%, 12/05/2006	75,000,000	75,000,000
Countrywide Home Loans, Inc.:
5.50%, 02/01/2007	21,000,000	21,020,141
5.625%, 05/15/2007	47,502,000	47,526,190
		268,546,331
Total Corporate Bonds (cost $3,288,217,787)		3,288,217,787
FUNDING AGREEMENTS 6.9%
General Electric Capital Assurance, 5.39%, 12/01/2006 +	100,000,000	100,000,000
Jackson National Life Funding Agreement:
5.39%, 12/22/2006 +	100,000,000	100,000,000
5.42%, 01/01/2007 +	125,000,000	125,000,000
New York Life Funding Agreement, 5.37%, 12/01/2006 +	150,000,000	150,000,000
Transamerica Occidental Funding Agreement:
5.52%, 12/01/2006 +	100,000,000	100,000,000
5.52%, 01/01/2007 +	65,000,000	65,000,000
5.53%, 12/01/2006 +	235,000,000	235,000,000
Travelers Insurance Co., 5.44%, 01/11/2007 +	200,000,000	200,000,000
Total Funding Agreements (cost $1,075,000,000)		1,075,000,000
MUNICIPAL OBLIGATIONS 0.3%
Housing 0.3%
New York, NY Hsg. Dev. Corp. MHRB, 5.38%, VRDN, (LOC: Landesbank Hessen)
(cost $50,000,000)	50,000,000	50,000,000
U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.3%
FHLMC, 4.875%, 02/26/2007 (cost $50,000,000)	50,000,000	50,000,000

4

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE 6.6%
Commercial Banks 4.5%
Anglo Irish Bank Corp. plc, FRN, 5.34%, 12/05/2006 144A	$150,000,000	$150,000,000
Bank of Ireland, FRN, 5.30%, 12/19/2006 144A	175,000,000	175,000,000
Glitnir banki HF, FRN:
5.37%, 12/07/2006 144A	25,000,000	25,000,000
5.39%, 12/22/2006 144A	75,000,000	75,000,000
HBOS plc, FRN, 5.45%, 02/20/2007 144A	150,000,000	150,000,000
HSH Nordbank AG, FRN, 5.33%, 12/21/2006 144A	125,000,000	125,000,000
		700,000,000
Diversified Financial Services 1.5%
Calyon, 5.40%, 11/13/2007 144A	81,815,000	81,815,000
Liquid Funding, Ltd., FRN:
5.32%, 12/10/2006	50,000,000	50,000,985
5.33%, 12/01/2006 144A	100,000,000	100,000,000
		231,815,985
Insurance 0.6%
Irish Life & Permanent plc, FRN, 5.32%, 12/22/2006 144A	100,000,000	100,000,000
Total Yankee Obligations-Corporate (cost $1,031,815,985)		1,031,815,985
TIME DEPOSITS 1.0%
Societe Generale, 5.32%, 12/01/2006	125,000,000	125,000,000
State Street Corp., 5.19%, 12/01/2006	22,235,019	22,235,019
Total Time Deposits (cost $147,235,019)		147,235,019

	Shares	Value

MUTUAL FUND SHARES 0.0%
CitiFunds Institutional Liquid Reserves Fund	4,010,829	4,010,829
Federated Prime Value Obligation Fund	114,558	114,558
Federated U.S. Treasury Cash Reserves Fund	1,375,981	1,375,981
Total Mutual Fund Shares (cost $5,501,368)		5,501,368
Total Investments (cost $15,525,668,418) 100.0%		15,525,668,418
Other Assets and Liabilities 0.0%		3,861,445
Net Assets 100.0%		$15,529,529,863
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at November 30, 2006.

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid.

Summary of Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond

On November 30, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

5

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.6%
AIRPORT 2.2%
ABN AMRO Munitops Cert. Trust RB, Ser. 2006-34, 3.58%, VRDN, (LOC: ABN AMRO Holding NV)	$10,000,000	$10,000,000
Atlanta, GA Arpt. RB, Ser. 1331, 3.52%, VRDN, (Liq.: Morgan Stanley & Insd. by FSA)	5,032,500	5,032,500
Bank of New York Co. MTC, 3.60%, VRDN, (LOC: Bank of New York Co.)	19,275,000	19,275,000
Chicago, IL O’Hare Intl. Arpt. RB, PFOTER:
3.55%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	3,975,000	3,975,000
3.55%, VRDN, (Insd. by XL Capital, Ltd. & Liq.: Merrill Lynch & Co., Inc.)	12,000,000	12,000,000
3.55%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,995,000	1,995,000
Chicago, IL O’Hare Intl. Arpt. ROC:
3.53%, VRDN, (SPA: Deutsche Bank AG)	5,115,000	5,115,000
3.55%, VRDN, (Insd. by FSA & LOC: Citigroup, Inc.)	7,810,000	7,810,000
Columbus, OH Regl. Arpt. Auth. RB, Floating Rate Trust Cert., 3.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	11,660,000	11,660,000
Dallas-Fort Worth, TX Intl. Arpt. Auth. ROC:
3.55%, VRDN, (LOC: Citibank, NA)	3,000,000	3,000,000
3.55%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,185,000	2,185,000
Denver, CO City & Cnty. Arpt. RB:
Arpt. & Marina Proj., Ser. C, 3.53%, VRDN, (Insd. by MBIA & LOC: Bank One)	5,000,000	5,000,000
PFOTER, 3.55%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,500,000	1,500,000
Houston, TX Arpt. Sys. RB, Floating Rate Trust Cert.:
Ser. 404, 3.52%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	2,745,000	2,745,000
Ser. 2000-441, 3.55%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	2,495,000	2,495,000
Ser. 2003-845, 3.52%, VRDN, (Insd. by FSA & Liq.: Morgan Stanley)	2,995,000	2,995,000
Kenton Cnty., KY Arpt. RB, Mesaba Aviation, Inc. Proj., Ser. A, 3.62%, VRDN, (Liq.: GE Capital Corp.)	28,315,000	28,315,000
Louisville & Jefferson Cnty., KY, Arpt. Auth. Spl. Facs. RB, UPS Worldwide Forwarding, Ser. C, 3.70%, VRDN, (Gtd. by United Postal Services, Inc.)	17,500,000	17,500,000
Metropolitan Washington Arpt. Auth. RB, Ser. A, 3.60%, 05/04/2007, (LOC: Bank of America Corp.)	3,000,000	3,000,000
Miami-Dade Cnty., FL Aviation RB ROC RR II R 525, 3.55%, VRDN, (LOC: Citibank, NA)	8,700,000	8,700,000
Salt Lake City, UT Spl. Facs. RB, 3.62%, VRDN, (Liq.: GE Capital Corp.)	23,510,000	23,510,000
Sevier Cnty., TN Pub. Bldg. Auth. RB, 3.70%, VRDN, (LOC: AMBAC & Dexia Credit Local)	25,000,000	25,000,000
		202,807,500
CONTINUING CARE RETIREMENT COMMUNITY 0.1%
Franklin Cnty., OH Hlth. Care Facs. RB, Wexner Heritage House Proj., 3.68%, VRDN, (LOC: Huntington Natl. Bank)	2,850,000	2,850,000
New Jersey Hlth. Care Facs. RB, Holland Christian Proj., Ser. A-2, 3.48%, VRDN, (LOC: Valley Natl. Bancorp)	2,700,000	2,700,000
		5,550,000
EDUCATION 6.5%
ABN AMRO Munitops Cert. Trust RB:
Ser. 2002-29, 3.50%, VRDN, (LOC: ABN AMRO Holding NV)	21,995,000	21,995,000
Ser. 2003-14, 3.53%, VRDN, (Insd. by FGIC & SPA: ABN AMRO Bank)	2,180,000	2,180,000
Ser. 2004-3, 3.70%, 12/01/2006, (LOC: ABN AMRO Holding NV)	9,765,000	9,765,000
Ser. 2004-7, 3.53%, VRDN, (LOC: ABN AMRO Holding NV)	19,995,000	19,995,000
Ser. 2004-10, 3.52%, VRDN, (Insd. by FSA)	15,995,000	15,995,000
Ser. 2004-32, 3.52%, VRDN, (LOC: ABN AMRO Holding NV)	11,825,000	11,825,000
Adams & Arapahoe Cnty., CO Sch. Dist. No. 28 ROC RR II 2015, 3.52%, VRDN, (LOC: Citibank, NA)	5,295,000	5,295,000
Adrian, MI Sch. Dist. ROC RR II 2124, 3.52%, VRDN, (Liq.: Citigroup, Inc.)	3,465,000	3,465,000
Alabama Board of Ed. RB, Ser. 709, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by AMBAC)	5,410,000	5,410,000
Birmingham, AL Edl. Bldg. Auth. RB, Miles College Proj., Ser. A, 3.60%, VRDN, (LOC: AmSouth Bancorp)	6,385,000	6,385,000
Boerne, TX Independent Sch. Dist., Ser. 626, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,530,000	6,530,000
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ. Proj., 3.62%, VRDN, (LOC: SunTrust Banks, Inc.)	2,510,000	2,510,000
Broward Cnty., FL Sch. Board, Ser. 829, 3.52%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	3,295,000	3,295,000
California CDA RB, Biola Univ., Ser. B, 5.32%, VRDN, (SPA: BNP Paribas SA)	2,470,000	2,470,000

1

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Chicago, IL Board of Ed. GO:
3.50%, VRDN, (Insd. by FSA & SPA: Depfa Bank plc)	$18,000,000	$18,000,000
3.54%, VRDN, (Insd. by FGIC & Liq.: Merrill Lynch & Co., Inc.)	5,335,000	5,335,000
Class A, 3.53%, VRDN, (Insd. by AMBAC & LOC: Citibank, NA)	8,000,000	8,000,000
Chicago, IL Board of Ed. RB, 3.50%, VRDN, (Liq.: Dexia Credit Local)	46,500,000	46,500,000
Chicago, IL Board of Ed. TOC, Ser. Z8, 3.54%, VRDN, (Insd. by FGIC & Liq.: Goldman Sachs Group, Inc.)	8,065,000	8,065,000
Cincinnati, OH City Sch. Dist. Eagle-20040034, Class A, 3.53%, VRDN, (LOC: Citibank, NA)	4,000,000	4,000,000
Clark Pleasant, IN Cmnty. Sch. ROC RR II R 4564, 3.52%, VRDN, (Insd. by FSA & LOC: Citibank, NA)	6,710,000	6,710,000
Cobb Cnty., GA Dev. Auth. Univ. Facs. RB, Ser. 580, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,950,000	4,950,000
Colorado Edl. & Cultural Facs. Auth. RB, California Baptist Univ. Proj., 3.58%, VRDN, (LOC: Western Corporate Federal Credit Union)	8,000,000	8,000,000
Dallas, TX Independent Sch. Dist. ROC RR II 6038, 3.52%, VRDN, (LOC: Citibank, NA)	6,125,000	6,125,000
Darlington Cnty., SC Sch. Dist. RB, Ser. 696, 3.52%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	5,375,000	5,375,000
El Paso Cnty., CO Sch. Dist. No. 020 ROC:
RR II R 2196, 3.52%, VRDN, (LOC: Citigroup, Inc. & Insd. by FGIC)	5,165,000	5,165,000
RR II R 3030, 3.52%, VRDN, (LOC: Citigroup, Inc. & Insd. by FGIC)	5,165,000	5,165,000
El Paso, TX Independent Sch. Dist. GO:
ROC RR II R 2221, 3.52%, VRDN, (Gtd. by PSF & Liq.: Citigroup, Inc.)	5,945,000	5,945,000
Ser. 1035, 3.52%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	5,830,000	5,830,000
Florida Ed. Sys. RB, Solar Eclipse Proj., Ser. 2006-0041, 3.51%, VRDN, (LOC: US Bank, NA)	6,135,000	6,135,000
Garland, TX Independent Sch. Dist. RB, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,920,000	3,920,000
Gwinnett Cnty., GA Edl. Dev. Auth. RB, 3.52%, VRDN, (LOC: Citibank, NA)	5,415,000	5,415,000
Hays, TX Cons. Independent Sch. Dist. RB, Ser. 632, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,870,000	3,870,000
Houston, TX Independent Sch. Dist. RB, Floating Rate Trust Cert., Ser. 494, 3.52%, VRDN, (Liq.: Morgan Stanley)	3,745,000	3,745,000
Illinois Dev. Fin. Auth. RB, Illinois Central College Proj., Ser. A, 3.74%, VRDN, (Gtd. by U.S. Central Credit Union)	8,025,000	8,025,000
Illinois Edl. Facs. Auth. RB:
Macon Trust, Ser. D, 3.52%, VRDN, (LOC: Bank of America Corp.)	7,010,000	7,010,000
Univ. of Chicago, Ser. A, 3.53%, VRDN, (LOC: Citibank, NA)	5,000,000	5,000,000
Jackson, TN Hlth. Edl. & Hsg. RB, Union Univ. Proj., 3.60%, VRDN, (LOC: AmSouth Bancorp)	2,410,000	2,410,000
Kane & Du Page Cntys., IL Cmnty. Unit Sch. Dist. ROC RR II 2186, 3.52%, VRDN, (Insd. by FSA & LOC: Citigroup, Inc.)	6,435,000	6,435,000
Lewisville, TX Independent Sch. Dist. RB, Ser. 701, 3.52%, VRDN, (Insd. by FGIC & Liq.: JPMorgan Chase & Co.)	6,165,000	6,165,000
Maine Hlth. & Higher Edl. Facs. Auth. RB, Ser. 1572, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co. & LOC: AMBAC)	8,490,000	8,490,000
Mansfield, TX Independent Sch. Dist. ROC RR II R 6005, 3.52%, VRDN, (Gtd. by PSF & Liq.: Citibank, NA)	8,810,000	8,810,000
Massachusetts Dev. Fin. Agcy. RB:
Boston Univ., Ser. R-2, 3.60%, VRDN, (Insd. by XL Capital, Ltd. & SPA: Societe Generale)	6,800,000	6,800,000
Cushing Academy Proj., 3.54%, VRDN, (Gtd. by TD Banknorth, Inc.)	13,155,000	13,155,000
Northfield Mount Hermon Proj., Ser. A, 3.55%, VRDN, (LOC: Bank of America Corp.)	20,000,000	20,000,000
Suffolk Univ. Proj., Ser. A, 3.52%, VRDN, (LOC: Citizens Bank)	12,895,000	12,895,000
McPherson, KS Edl. Facs. RB:
Ser. A, 3.48%, VRDN, (LOC: Bank of America Corp.)	4,070,000	4,070,000
Ser. B, 3.48%, VRDN, (LOC: Bank of America Corp.)	2,570,000	2,570,000
Minnesota Higher Ed. Facs. Auth. RB, Concordia Univ. Proj., 3.69%, VRDN, (SPA: Allied Irish Banks plc)	2,480,000	2,480,000
Mishawaka, IN Sch. Bldg. ROC RR II R 3024, 3.52%, VRDN, (Liq.: Citigroup, Inc.)	6,925,000	6,925,000
New Caney, TX Independent Sch. Dist. RB, Ser. 651, 3.52%, VRDN, (Insd. by FGIC & LOC: JPMorgan Chase & Co.)	5,465,000	5,465,000
New Hampshire Hlth. & Edl. Facs. Auth. RB, Brewster Academy Proj., 3.51%, VRDN, (SPA: Allied Irish Banks plc)	10,000,000	10,000,000
New York Dorm. Auth. RRB, 3.54%, 10/11/2007, (Insd. by MBIA & Liq.: Dexia SA)	10,000,000	10,000,000
North Carolina Facs. Fin. Agcy. RB Eagle-720050060, Class A, 3.53%, VRDN, (LOC: Citibank, NA)	7,550,000	7,550,000
North Texas Higher Ed. Auth. Student Loan RB, Ser. B, Class IV, 3.63%, 04/02/2007, (SPA: Depfa Bank plc)	15,000,000	15,000,000

2

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Northampton Cnty., PA Auth. RB, Lafayette College, 4.50%, 11/15/2007	$7,000,000	$7,062,015
Ohio Higher Ed. Facs. RB:
Cedarville Univ. Proj., 3.55%, VRDN, (LOC: KeyCorp)	2,330,000	2,330,000
Columbus College of Art Proj., 3.60%, VRDN, (LOC: Huntington Natl. Bank)	9,700,000	9,700,000
Univ. of Ohio Proj., 3.60%, VRDN, (LOC: Huntington Natl. Bank)	5,000,000	5,000,000
Oklahoma Student Loan Auth. RB, Student Loan Bonds & Notes, 3.54%, VRDN, (SPA: Depfa Bank plc)	33,000,000	33,000,000
Palm Beach Cnty., FL RRB, Benjamin Private Sch. Proj, 3.50%, VRDN, (LOC: Bank of America Corp.)	4,755,000	4,755,000
PFOTER, 3.55%, VRDN, (Insd. by MBIA & Liq.: Merrill Lynch & Co., Inc.)	2,885,000	2,885,000
Philadelphia, PA Sch. Dist. RB, Ser. 345, 3.52%, VRDN, (Liq.: Morgan Stanley)	3,835,000	3,835,000
Pinckney, MI Cmnty. Sch. Dist. ROC RR II R 6032, 3.52%, VRDN, (Liq.: Citigroup, Inc.)	6,215,000	6,215,000
Princeton, OH Sch. Dist. MSTR RB, 3.52%, VRDN, (SPA: Societe Generale)	4,740,000	4,740,000
Southern Illinois Univ. RB, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,065,000	4,065,000
St. Joseph Cnty., IN EDRB:
Grace Christian Schools Proj., 3.58%, VRDN, (LOC: Bank One)	1,950,000	1,950,000
Univ. of Notre Dame Du Lac Proj., 3.43%, VRDN, (SPA: State Street Corp.)	31,090,000	31,090,000
Texas Tech Univ. PFOTER, Ser. 1373, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,200,000	5,200,000
Tyler, TX Independent Sch. Dist. RB, Ser. 661, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,640,000	5,640,000
University of Alabama RB, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,995,000	4,995,000
University of South Alabama RB, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,165,000	1,165,000
University of South Florida COP, Ser. A, 3.38%, VRDN, (LOC: SunTrust Banks, Inc.)	400,000	400,000
University of South Florida Research Foundation RB, Univ. Tech. Proj., Ser. B, 3.52%, VRDN, (LOC: Bank of America Corp.)	9,800,000	9,800,000
University of Texas RB, ROC RR II R 9041, 3.53%, VRDN, (Liq.: Citigroup, Inc.)	4,970,000	4,970,000
Wayne Township, IN Marion Cnty. Sch. ROC RR II R 3039, 3.52%, VRDN, (Insd. by FGIC & Liq.: Citigroup, Inc.)	5,315,000	5,315,000
West Virginia Univ. RB, 3.54%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	2,365,000	2,365,000
		609,097,015
GENERAL OBLIGATION – LOCAL 3.3%
ABN AMRO Munitops Cert. Trust GO, 3.53%, VRDN, (Insd. by AMBAC & SPA: ABN AMRO Bank)	8,590,000	8,590,000
Anchorage, AK GO:
ROC RR II R 6034, 3.52%, VRDN, (LOC: Citibank, NA)	5,490,000	5,490,000
ROC RR II R 6503, 3.52%, VRDN, (LOC: Citibank, NA)	2,985,000	2,985,000
Bachelor Gulch Metro. Dist., Colorado GO, 3.60%, 12/01/2006, (LOC: Compass Bancshares, Inc.)	10,000,000	10,000,000
Blount Cnty., TN Pub. Bldg. Auth. GO, Local Govt. Pub. Impt. Proj., Ser. A-6A, 3.50%, VRDN, (Gtd. by Regions Finl. Corp. & Insd. by AMBAC)	10,000,000	10,000,000
Brighton Crossing Metro. Dist., Colorado GO, 3.63%, VRDN, (LOC: Compass Bancshares, Inc.)	2,600,000	2,600,000
Carlisle, PA Area Sch. Dist. GO, Ser. 644, 3.52%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	1,980,000	1,980,000
Central Utah Water Conservancy Dist. GO, Ser. E, 3.48%, VRDN, (SPA: Landesbank Hessen-Thuringen Girozentrale)	7,500,000	7,500,000
Chattanooga, TN GO, ROC RR II R 1026, 3.52%, VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	4,875,000	4,875,000
Chicago, IL GO:
Ser. 1050, 3.52%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	1,510,000	1,510,000
Variable Rate Trust Cert., Ser. ZC-1, 3.73%, VRDN, (Insd. by FGIC & LOC: Bank of America Corp.)	28,877,000	28,877,000
Clipper Tax Exempt Cert. Trust, Ser. 2006-4, 3.52%, VRDN, (SPA: State Street Corp.)	4,420,000	4,420,000
Cook Cnty., IL First Dist. GO:
Ser. 566, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,240,000	6,240,000
Ser. 573, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,200,000	5,200,000
Dallas, TX GO, 3.51%, VRDN, (SPA: Depfa Bank plc)	17,785,000	17,785,000
Dawson Ridge, CO GO, Metro. Dist. No. 1, Ser. 1392, 3.54%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,100,000	8,100,000
Delaware Valley, PA Regl. Fin. Auth. GO, Class A, 3.53%, VRDN, (LOC: Citigroup, Inc.)	5,000,000	5,000,000
DeSoto, TX Independent Sch. Dist. GO, PFOTER, 3.54%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	11,740,000	11,740,000
Ebert, CO Metro. Dist. Securitization Trust GO, Ser. S1, Class A2, 3.63%, VRDN, (LOC: Compass Bancshares, Inc.)	12,804,000	12,804,000
Frisco, TX Independent Sch. Dist. GO, Ser. 656, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,915,000	5,915,000
Honolulu, HI City & Cnty. GO ROC RR II R 4043, 3.52%, VRDN, (Liq.: Citigroup, Inc.)	4,460,000	4,460,000

3

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Houston, TX GO ROC RR II 242, 3.53%, VRDN, (LOC: Citibank, NA)	$3,750,000	$3,750,000
Inverness, CO GO, Water & Sanitation Auth., Ser. B, 3.53%, VRDN, (LOC: Royal Bank of Canada)	5,500,000	5,500,000
Mansfield, TX Independent Sch. Dist. GO, Ser. 704, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,070,000	2,070,000
Merrillville, IN Cmnty. Sch. Dist. GO, 4.50%, 12/29/2006	7,671,000	7,674,753
Mississippi Dev. Bank Spl. Obl. GO:
DeSoto Cnty. Pub. Impt. Proj., 3.58%, VRDN, (Insd. by AMBAC & SPA: AmSouth Bancorp)	7,570,000	7,570,000
Hurricane Katrina Proj., 3.58%, VRDN, (Liq.: JPMorgan Chase & Co.)	20,900,000	20,900,000
New York, NY GO:
Ser. E, 3.62%, VRDN, (LOC: Bank of America Corp.)	28,860,000	28,860,000
Ser. H-1, 3.62%, VRDN, (SPA: Dexia SA)	27,300,000	27,300,000
North East, TX Independent Sch. Dist. GO:
Ser. 1333, 3.52%, VRDN, (Liq.: Morgan Stanley)	1,900,000	1,900,000
Ser. 1395, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,870,000	2,870,000
Omaha, NE Convention Ctr. GO, Eagle Trust Cert., 3.53%, VRDN, (LOC: Citibank, NA)	8,000,000	8,000,000
Park Creek Metro. Dist., Colorado GO, PFOTER, 3.56%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,495,000	5,495,000
Socorro, TX Independent Sch. Dist. GO, Ser. 1036, 3.52%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	5,230,000	5,230,000
Will Cnty., IL Cmnty. High Sch. Dist. GO, PFOTER:
3.54%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	9,110,000	9,110,000
3.54%, VRDN, (SPA: BNP Paridas)	12,350,000	12,350,000
		314,650,753
GENERAL OBLIGATION – STATE 2.7%
California GO:
ROC RR II R 272, 3.50%, VRDN, (LOC: Citibank, NA)	6,995,000	6,995,000
Ser. A-3, 3.55%, VRDN, (LOC: WestLB AG)	20,000,000	20,000,000
Clipper Tax-Exempt Cert. Trust:
Ser. 2004-4, 3.54%, VRDN, (Gtd. by State Street Corp.)	25,000,000	25,000,000
Ser. 2004-5, 3.53%, VRDN, (Gtd. by State Street Corp.)	14,500,000	14,500,000
Florida Board of Ed. GO:
ROC RR II R 482, 3.52%, VRDN, (LOC: Citibank, NA)	1,155,000	1,155,000
ROC RR II R 6087, 3.52%, VRDN, (Liq.: Citigroup, Inc.)	3,400,000	3,400,000
ROC RR II R 9042, 3.52%, VRDN, (Liq.: Citigroup, Inc.)	9,950,000	9,950,000
Florida Dept. of Trans. GO, ROC II R 1001, 3.52%, VRDN, (Liq.: Citigroup, Inc.)	2,075,000	2,075,000
Hawaii GO:
ROC RR II R 153, 3.52%, VRDN, (LOC: Citibank, NA)	3,395,000	3,395,000
ROC RR II R 6035, 3.52%, VRDN, (LOC: Citibank, NA)	3,960,000	3,960,000
Illinois GO:
3.52%, VRDN, (Liq.: Citigroup, Inc.)	3,550,000	3,550,000
3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,750,000	4,750,000
ROC RR II R 6065, 3.52%, VRDN, (Liq.: Citigroup, Inc.)	4,400,000	4,400,000
Massachusetts Bay Trans. Auth. MTC GO, Ser. SG-156, 3.69%, VRDN, (Liq.: Societe Generale)	12,600,000	12,600,000
Massachusetts Central Artery GO, Ser. A, 3.65%, VRDN, (SPA: LandesBank Baden-Württemberg)	43,570,000	43,570,000
Minnesota GO, ROC RR II R 4065, 3.52%, VRDN, (Liq.: Citigroup, Inc.)	3,780,000	3,780,000
Oregon Veterans Welfare GO, Ser. 85, 3.67%, VRDN, (SPA: Dexia Credit Local)	48,705,000	48,705,000
Texas GO, Ser. 1013, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,640,000	3,640,000
Washington GO, PFOTER:
3.54%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,370,000	8,370,000
Ser. 573, 3.55%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	5,500,000	5,500,000
Ser. 1359, 3.54%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,615,000	5,615,000
Ser. 1360, 3.54%, VRDN, (Liq.: JPMorgan Chase & Co.)	11,435,000	11,435,000
Ser. 1422, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,000,000	6,000,000
		252,345,000
HOSPITAL 7.8%
Albany-Dougherty Cnty., GA Hosp. RB, Phoebe Putney Mem. Hosp., 3.63%, VRDN, (LOC: Regions Finl. Corp.)	40,285,000	40,285,000
Allegheny Cnty., PA Hosp. Dev. Auth. RB, PFOTER, 3.51%, VRDN, (SPA: Landesbank Hessen)	20,000,000	20,000,000

4

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Butler Cnty., OH Hosp. Facs. RB:
PFOTER, 3.54%, VRDN, (Insd. by FSA & Liq.: Merrill Lynch & Co., Inc.)	$29,995,000	$29,995,000
UCPHA, Inc. Proj., 3.60%, VRDN, (LOC: Huntington Natl. Bank)	11,250,000	11,250,000
Connecticut Hlth. & Ed. Facs. Auth. RB:
Eagle-720053031, Class A, 3.52%, VRDN, (LOC: Citibank, NA)	111,500,000	111,500,000
PFOTER, 3.50%, 02/08/2007, (SPA: Svenska Handlesbanken)	34,630,000	34,630,000
Elizabethton, TN Hlth. & Edl. Facs. RB, PFOTER, 3.56%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,995,000	5,995,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr. Proj., 3.53%, VRDN, (LOC: SunTrust Banks, Inc.)	1,078,000	1,078,000
Fulton Cnty., GA Dev. Auth. RB, Floating Rate Trust Cert., Ser. 05-1, 3.54%, VRDN, (LOC: SunTrust Banks, Inc.)	25,230,000	25,230,000
Halifax, FL Med. Ctr. RB, 3.52%, VRDN, (Liq.: Citigroup, Inc. & LOC: Citibank, NA)	6,315,000	6,315,000
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj.:
Ser. A, 3.48%, VRDN, (LOC: SunTrust Banks, Inc.)	3,500,000	3,500,000
Ser. C, 3.50%, VRDN, (Gtd. by Adventist Hlth. Sys.)	11,595,000	11,595,000
Huron Cnty., MI EDA RRB, Huron Mem. Hosp. Proj., 3.50%, VRDN, (LOC: Fifth Third Bancorp)	3,775,000	3,775,000
Idaho Hlth. Facs. Auth. RB:
ROC RR II R 345, 3.55%, VRDN, (LOC: Radian Group, Inc. & Citibank, NA)	7,495,000	7,495,000
ROC RR II R 403, 3.55%, VRDN, (LOC: Radian Group, Inc. & Citibank, NA)	5,335,000	5,335,000
Illinois Fin. Auth. RB, Resurrection Hlth., Ser. B, 3.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	36,980,000	36,980,000
Illinois Hlth. Facs. Auth. RB:
Advocate Hlth. Care Network, Ser. A, 3.85%, 07/06/2007, (Gtd. by Advocate Hlth. Care Network)	12,450,000	12,450,000
ROC RR II R 401, 3.52%, VRDN, (Insd. by FHA & LOC: Citibank, NA)	10,495,000	10,495,000
Kenai Peninsula Borough, AK Hosp. Facs. RB, ROC RR II 2077, 3.52%, VRDN, (Liq.: Citigroup, Inc.)	6,535,000	6,535,000
Lakeland, FL Hosp. Sys. RB, ROC RR II R 673, 3.52%, VRDN, (LOC: Citibank, NA)	11,325,000	11,325,000
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., 3.56%, VRDN, (LOC: Fulton Finl. Corp.)	4,600,000	4,600,000
Louisiana Pub. Facs. Auth. RRB, Chateau Riviere, Inc. Proj., 3.60%, VRDN, (LOC: Union Planters Bank)	2,500,000	2,500,000
Louisville-Jefferson, KY Metro. Govt., ROC RR II R 672ce, 3.52%, VRDN, (LOC: Citibank, NA)	10,580,000	10,580,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth. Alliance Proj.,
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth. Alliance Proj., 3.50%, VRDN, (LOC: Bank of America Corp.)	1,189,000	1,189,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Ser. 107, 3.52%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	5,335,000	5,335,000
Massachusetts Hlth. & Edl. Facs. Auth. RB:
3.56%, 10/25/2007, (SPA: Svenska Handelsbank)	14,620,000	14,620,000
Cape Cod Hlth. Care, Ser. D, 3.51%, VRDN, (LOC: Bank of America Corp.)	10,000,000	10,000,000
Children’s Hosp., Ser. L-2, 3.63%, VRDN, (LOC: Bank of America Corp.)	3,700,000	3,700,000
ROC RR II R 333CE, 3.54%, VRDN, (LOC: Citibank, NA)	6,270,000	6,270,000
Miami Cnty., OH Hosp. Facs. RB, PFOTER, 3.56%, VRDN, (SPA: Natl. Australia Bank, Ltd.)	5,150,000	5,150,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp. Proj., 3.56%, VRDN, (LOC: WestLB AG)	27,700,000	27,700,000
Missouri Hlth. & Edl. Facs. RB, Lutheran Church Proj., 3.69%, VRDN, (LOC: Bank of America Corp.)	21,645,000	21,645,000
New Hampshire Hlth. & Ed. Auth. RB:
Catholic Med. Ctr., Ser. C, 4.75%, 04/24/2007, (LOC: Bank of America Corp.)	2,500,000	2,507,111
Southern New Hampshire Med. Ctr., Ser. B:
3.54%, VRDN, (LOC: Bank of America Corp.)	8,390,000	8,390,000
4.75%, 04/24/2007, (LOC: Bank of America Corp.)	7,000,000	7,021,240
New York Dorm. Auth. RB, 3.52%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	39,000,000	39,000,000
Norfolk, VA EDA RB ROC RR II R 322, 3.52%, VRDN, (LOC: Citibank, NA)	13,470,000	13,470,000
North Little Rock, AR Hlth. Facs. RB, Baptist Hlth., Ser. B, 3.50%, VRDN, (Liq.: JPMorgan Chase & Co.)	40,000,000	40,000,000
Oakland, CA Hlth. Facs. RB, 3.50%, 02/08/2007, (Liq.: Merrill Lynch & Co., Inc.)	4,585,000	4,585,000
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Bethesda Hlth. Care Proj., 3.65%, VRDN, (LOC: SunTrust Banks, Inc.)	11,400,000	11,400,000
Parma, OH Hosp. Impt. RB, Parma Cmnty. Gen. Hosp., Ser. A, 3.50%, VRDN, (Liq.: JPMorgan Chase & Co.)	12,700,000	12,700,000
Rhode Island Hlth. & Ed. Bldg. Auth. MSTR, Ser. 1999-69C, 3.66%, VRDN, (Liq.: Bear Stearns Cos.)	31,015,000	31,015,000
Salt Lake City, UT Hosp. RB, MSTR, Ser. 1999-68B, 3.66%, VRDN, (Liq.: Bear Stearns Cos.)	32,750,000	32,750,000
South Broward, FL Hosp. Dist., Solar Eclipse Proj., Ser. 2006-0043, 3.51%, VRDN, (LOC: US Bank, NA)	5,000,000	5,000,000

5

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
South Carolina EDA RB, Claire Coop. Hlth. Proj., 3.67%, VRDN, (LOC: Natl. Bank of South Carolina)	$4,265,000	$4,265,000
St. Charles Cnty., MO RB, United Handicap Svcs., 3.65%, VRDN, (LOC: U.S. Bancorp)	4,880,000	4,880,000
Washington Hlth. Care Facs. Auth. RB, Adventist Hlth. Sys. Proj., 3.65%, VRDN, (LOC: Mellon Finl. Corp.)	1,800,000	1,800,000
Washington Hlth. Care RB, ROC RR II R 669, 3.53%, VRDN, (LOC: Radian Group, Inc. & Citibank, NA)	3,120,000	3,120,000
Wisconsin Hlth. & Ed. Facs. Auth. RB, PFOTER, 3.51%, VRDN, (Insd. by MBIA &
SPA: Landesbank Hessen)	8,275,000	8,275,000
		739,230,351
HOUSING 36.0%
ABN AMRO Munitops Cert. Trust RB, Ser. 2002-1, 3.64%, VRDN, (LOC: LaSalle Bank, NA)	21,385,000	21,385,000
Bank of New York Co. MTC:
Ser. 2004-BNY3, 3.55%, VRDN, (LOC: Bank of New York Co.)	7,324,000	7,324,000
Ser. 2004-BNY5:
3.55%, VRDN, (LOC: Bank of New York Co.)	31,136,500	31,136,500
3.60%, VRDN, (LOC: Bank of New York Co.)	32,535,000	32,535,000
Ser. 2004-BNY6, 3.60%, VRDN, (LOC: Bank of New York Co.)	13,610,500	13,610,500
Bexar Cnty., TX Hsg. Fin. Corp. PFOTER, 3.59%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,450,000	7,450,000
Bloomington, MN MHRRB, Norlan Partners Proj., Ser. B, 3.73%, VRDN, (LOC: Associated Banc-Corp.)	2,410,000	2,410,000
Boise City, ID MHRB, 3.59%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	16,535,000	16,535,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 3.50%, VRDN, (LOC: Harris Trust & Savings)	800,000	800,000
Brevard Cnty., FL SFHRB, PFOTER, 3.55%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	295,000	295,000
California CDA MHRB:
3.57%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	19,885,000	19,885,000
PFOTER:
3.53%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,935,000	2,935,000
3.57%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,515,000	6,515,000
California HFA RB, Home Mtge., Ser. F, 3.63%, VRDN, (LOC: Bank of Nova Scotia)	17,805,000	17,805,000
Chicago, IL Hsg. Auth. Capital RB, PFOTER, Ser. 576, 3.52%, VRDN, (Liq.: Morgan Stanley)	2,991,000	2,991,000
Class B Revenue Bond Cert. Trust:
Ser. 2001-1, 3.83%, VRDN, (Liq.: American Intl. Group, Inc.)	1,800,000	1,800,000
Ser. 2001-2, 3.83%, VRDN, (Liq.: American Intl. Group, Inc.)	11,367,000	11,367,000
Ser. 2002-1, 3.83%, VRDN, (Liq.: American Intl. Group, Inc.)	6,043,000	6,043,000
Ser. 2004-1, 3.83%, VRDN, (Liq.: American Intl. Group, Inc.)	15,003,000	15,003,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-2, 3.63%, VRDN, (SPA: State Street Corp.)	11,988,015	11,988,015
Ser. 1999-3, 3.68%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	21,869,000	21,869,000
Ser. 2000-1, 3.56%, VRDN, (SPA: State Street Corp.)	1,000,000	1,000,000
Ser. 2002-9, 3.63%, VRDN, (Insd. by FNMA & Liq.: State Street Corp.)	39,458,000	39,458,000
Ser. 2004-10, 3.63%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	12,563,000	12,563,000
Ser. 2005-1, 3.68%, VRDN, (Insd. by FSA & SPA: State Street Corp.)	12,621,000	12,621,000
Ser. 2005-2, 3.63%, VRDN, (SPA: State Street Corp.)	10,379,000	10,379,000
Ser. 2005-3, 3.57%, VRDN, (Insd. by FSA & SPA: State Street Corp.)	17,858,000	17,858,000
Ser. 2005-12, 3.57%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	21,531,000	21,531,000
Ser. 2005-13, 3.68%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	24,721,000	24,721,000
Ser. 2005-14, 3.68%, VRDN, (Insd. by GNMA & SPA: State Street Corp.)	14,944,000	14,944,000
Ser. 2005-30, 3.63%, VRDN, (LOC: State Street Corp.)	15,000,000	15,000,000
Ser. 2005-31, 3.63%, VRDN, (LOC: AMBAC & SPA: State Street Corp.)	24,320,000	24,320,000
Ser. 2006-2, 3.63%, VRDN, (SPA: State Street Corp.)	17,100,000	17,100,000
Ser. 2006-6, 3.63%, VRDN, (Liq.: State Street Corp.)	5,000,000	5,000,000
Cobb Cnty., GA Hsg. Auth. MHRB, 3.58%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	37,095,000	37,095,000
Contra Costa Cnty., CA MHRB, 3.57%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,490,000	6,490,000
Dakota Cnty., MN CDA MHRB, View Pointe Apts. Proj., 3.75%, VRDN, (LOC: LaSalle Bank, NA)	4,000,000	4,000,000
DeKalb Cnty., GA Hsg. Auth. MHRB, 3.59%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	20,790,000	20,790,000
Denton Cnty., TX Hsg. Fin. Corp. RB, 3.61%, VRDN, (Gtd. by IXIS Capital Markets & SPA: Merrill Lynch & Co., Inc.)	15,995,000	15,995,000

6

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Denver, CO City & Cnty. MHRB, 3.59%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$5,915,000	$5,915,000
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, 3.64%, VRDN, (LOC: SunTrust Banks, Inc.)	2,400,000	2,400,000
Duval Cnty., FL MHRB, Camri Green Apts., 3.52%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
El Paso Cnty., CO SFHRB, Floating Rate Trust Cert., Ser. 1136, 3.55%, VRDN, (Liq.: Morgan Stanley)	612,000	612,000
FHLMC MHRB:
Ser. M001, Class A, 3.58%, VRDN, (Liq.: FHLMC)	31,419,994	31,419,994
Ser. M002, Class A, 3.58%, VRDN, (Insd. by FHLMC)	4,986,730	4,986,730
Ser. M005, Class A, 3.63%, VRDN, (Insd. by FHLMC)	37,102,952	37,102,952
Ser. M008, Class A, 3.58%, VRDN, (Insd. by FHLMC)	10,730,003	10,730,003
Florida Capital Trust Agcy. MHRB, 3.56%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	16,675,000	16,675,000
Florida Hsg. Fin. Corp. MHRB:
3.55%, VRDN, (Insd. by FNMA)	6,200,000	6,200,000
3.56%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,470,000	1,470,000
Lee Vista Apts. Proj., 3.51%, VRDN, (Insd. by FHLMC)	11,470,000	11,470,000
Lynn Lake Apts. Proj., Ser. B1, 3.56%, VRDN, (Insd. by FHLMC)	10,110,000	10,110,000
Maitland Apts.:
3.51%, VRDN, (Insd. by FHLMC)	750,000	750,000
3.61%, VRDN, (Insd. by FHLMC)	10,000,000	10,000,000
Franklin Cnty., OH MHRB, Emerald Edge Apts. Proj., 3.83%, VRDN, (Liq.: American Intl. Group, Inc.)	6,955,000	6,955,000
Goldman Sachs MTC:
Ser. 2006-19TP, 3.61%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	38,037,952	38,037,952
Ser. 2006-35TP, 3.61%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	179,101,692	179,101,692
Greene Cnty., MO IDRB, Stasbourg Estates Proj., 3.78%, VRDN, (LOC: U.S. Bancorp)	4,200,000	4,200,000
Harris Cnty., TX Hsg. Fin. Corp. MHRB, 3.59%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	13,945,000	13,945,000
Indianapolis, IN MHRB, Crossing Partners Proj., 4.08%, VRDN, (Liq.: American Intl. Group, Inc.)	8,700,000	8,700,000
Kansas City, MO IDA MHRRB, Ethans Apts. Proj., 3.51%, VRDN, (LOC: Citibank, NA)	7,560,000	7,560,000
Kansas Dev. Fin. Auth. MHRB:
Bluffs Olathe Apts. Proj., 4.08%, VRDN, (Liq.: American Intl. Group, Inc.)	9,500,000	9,500,000
Springhill Apts. Proj., Ser. B, 3.55%, VRDN, (LOC: Bank of America Corp.)	4,685,000	4,685,000
Lee Cnty., FL HFA MHRB, Forestwood Apts. Proj., Ser. A, 3.45%, VRDN, (Insd. by FNMA)	2,800,000	2,800,000
Los Angeles, CA MHRRB, Colonia Corona Apts. Proj., Ser. D, 3.68%, VRDN, (LOC: Citibank, NA)	745,000	745,000
Macon Trust Pooled Cert.:
Ser. 1997, 3.68%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	44,080,000	44,080,000
Ser. 1998A:
3.63%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	11,980,000	11,980,000
3.63%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	11,476,000	11,476,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 3.49%, VRDN, (LOC: SunTrust Banks, Inc.)	222,000	222,000
Marion Cnty., FL HFA RRB, Paddock Apts. Proj., 3.48%, VRDN, (Insd. by FNMA)	4,000,000	4,000,000
Maryland Cmnty. Dev. Admin. RB, Residential Proj., Ser. G, 3.48%, VRDN, (SPA: State Street Corp.)	14,000,000	14,000,000
Massachusetts Dev. Fin. Auth. MHRB, Ser. 2006-T, 3.53%, VRDN, (LOC: Bank of America Corp.)	10,840,000	10,840,000
Massachusetts Dev. Fin. Auth. RB, PFOTER, 3.58%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	34,550,000	34,550,000
McHenry, IL MHRRB, Fawn Ridge Apts. Proj., 3.79%, VRDN, (LOC: Fifth Third Bancorp)	7,025,000	7,025,000
Medium-Term Multifamily Hsg. MTC, Class A-1, 3.61%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	29,695,000	29,695,000
Memphis, TN Hlth. Edl. & Hsg. Facs. RB, 3.59%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,970,000	7,970,000
Michigan Bldg. Auth. RB:
PFOTER, Ser. 1465, 3.54%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,200,000	3,200,000
Ser. 03, ROC RR II R 4057, 3.52%, VRDN, (Liq.: Citigroup, Inc.)	3,065,000	3,065,000
Michigan HDA RB:
Rental Hsg. Proj., Ser. C, 3.68%, VRDN, (Insd. by FSA & SPA: Fortis Bank)	10,000,000	10,000,000
Ser. A, 3.68%, VRDN, (Insd. by FSA & SPA: Fortis Bank)	33,830,000	33,830,000
Minnesota Bond Securitization Trust, 3.68%, VRDN, (LOC: LaSalle Bank, NA)	5,935,000	5,935,000
Minnesota Hsg. Fin. Agcy. RB Residential Hsg., Ser. P, 3.58%, 06/01/2007, (LOC: Wells Fargo & Co.)	26,000,000	26,000,000
Montgomery Cnty., MD Hsg. Opportunities Cmnty. MHRB, 3.58%, VRDN, (SPA: Danske Bank)	20,000,000	20,000,000

7

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Municipal Mtge. & Equity, LLC RB, PFOTER:
3.58%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$13,160,000	$13,160,000
3.59%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	112,810,000	112,810,000
MuniMae Tax-Exempt Bond Subsidiary, LLC MHRB Cert., Ser. 2006-A, 3.61%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	56,575,000	56,575,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Associates Proj., 3.63%, VRDN, (LOC: Northern Trust Corp.)	6,190,000	6,190,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.53%, VRDN, (Insd. by Trinity Plus Funding Co.)	28,253,347	28,253,347
New Orleans, LA Fin. Auth. SFHRB, Ser. 1137, 3.58%, VRDN, (Liq.: Morgan Stanley)	22,805,000	22,805,000
New Orleans, LA Indl. Dev. Board RB, Floating Rate Trust Cert., Ser. 987, 3.58%, VRDN, (Liq.: Morgan Stanley)	16,990,000	16,990,000
New York, NY HFA RB, West 43rd Street Proj., 3.50%, VRDN, (Insd. by FNMA)	11,815,000	11,815,000
New York, NY Hsg. Dev. Corp. MHRB, 155 West 21st Street Proj., Ser. A, 3.52%, VRDN, (LOC: Bank of New York Co.)	7,900,000	7,900,000
Norfolk, VA Redev. & Hsg. Auth. RRB, Old Dominion Univ. Proj., 3.50%, VRDN, (LOC: Bank of America Corp.)	11,560,000	11,560,000
Oakland, CA MHRB, PFOTER, 3.57%, VRDN, (LOC: Lloyds TSB Group plc)	129,995,000	129,995,000
Ohio Hsg. Fin. Agcy. MHRB, Westlake Apts. Proj., 3.83%, VRDN, (Liq.: American Intl. Group, Inc.)	9,810,000	9,810,000
Ohio Hsg. Fin. Agcy. RB, Ser. 2006-N, 3.50%, VRDN, (Insd. by GNMA & FNMA & LOC: State Street Corp.)	50,500,000	50,500,000
Palm Beach, FL MMA Finl. MHRB, Ser. B, Class A, 3.62%, VRDN, (LOC: SunTrust Banks, Inc.)	645,000	645,000
PFOTER:
3.50%, 02/08/2007, (Insd. by FHLMC)	111,965,000	111,965,000
3.58%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	13,625,000	13,625,000
3.58%, VRDN, (Insd. by FHLMC)	95,585,000	95,585,000
3.73%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	757,009,000	757,009,000
Class A:
3.50%, 02/08/2007, (Liq.: Merrill Lynch & Co., Inc.)	54,500,000	54,500,000
3.58%, VRDN, (Insd. by FHLMC)	1,925,000	1,925,000
3.61%, VRDN, (SPA: WestLB AG)	96,605,000	96,605,000
Class B, 3.85%, 07/05/2007, (LOC: Lloyds TSB Group plc)	42,605,000	42,605,000
Class C, 3.58%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	17,050,000	17,050,000
Class D, 3.58%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,100,000	5,100,000
Class F, 3.58%, VRDN, (Insd. by FHLMC)	24,875,000	24,875,000
Class I, 3.58%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	41,125,000	41,125,000
Pinellas Cnty., FL HFA RB, PFOTER, 3.55%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,130,000	3,130,000
Pinellas Cnty., FL HFA SFHRB, 3.55%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,110,000	1,110,000
Revenue Bond Cert. Ser. Trust:
Class B-1, 3.97%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,870,000	5,870,000
Meridian Apts. Proj., 3.98%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,920,000	5,920,000
Ser. 2004-5, 3.98%, VRDN, (Gtd. by American Intl. Group, Inc.)	10,740,000	10,740,000
Ser. 2004-9, 3.98%, VRDN, (Gtd. by American Intl. Group, Inc.)	12,000,000	12,000,000
Ser. 2004-16, 3.98%, VRDN, (Gtd. by American Intl. Group, Inc.)	13,500,000	13,500,000
Ser. 2005-2, 3.98%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,788,000	5,788,000
Ser. 2005-5, 3.98%, VRDN, (Gtd. by American Intl. Group, Inc.)	6,200,000	6,200,000
Ser. 2006-4, 3.98%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,000,000	5,000,000
Ser. 2006-8, 3.98%, VRDN, (Gtd. by American Intl. Group, Inc.)	6,037,000	6,037,000
Ser. 2006-9, 3.98%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,845,000	5,845,000
San Antonio, TX Hsg. Fin. Corp. RB, PFOTER, 3.59%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,080,000	6,080,000
Seattle, WA HFA RB, High Point Proj. Phase I, 3.55%, VRDN, (LOC: Bank of America Corp.)	4,250,000	4,250,000
South Dakota HDA RB:
3.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc)	760,000	760,000
PFOTER, 3.56%, VRDN, (Gtd. by Pallas Capital Corp. & Liq.: Merrill Lynch & Co., Inc.)	12,190,000	12,190,000
Southeast Texas Hsg. Fin. Corp. RB, 3.55%, VRDN, (Liq.: Morgan Stanley)	100,000	100,000
St. Anthony, MN MHRB, Landings Silver Lake Proj., Ser. A, 3.75%, VRDN, (LOC: LaSalle Bank, NA)	5,000,000	5,000,000
St. Louis, MO IDA MHRB, 3.61%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,070,000	7,070,000

8

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Tarrant Cnty., TX Hsg. Fin. Corp. RB, 3.61%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$14,995,000	$14,995,000
Texas Affordable Hsg. Corp. RB, Ser. 1315, 3.58%, VRDN, (Liq.: Morgan Stanley)	12,550,000	12,550,000
Texas Panhandle Regl. HFA RB, PFOTER, 3.59%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,365,000	2,365,000
Tulsa Cnty., OK HFA SFHRB, Ser. 1068, 3.55%, VRDN, (Liq.: Morgan Stanley & XL Capital, Ltd.)	5,865,000	5,865,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., 3.70%, VRDN, (Insd. by FSA & SPA: Societe Generale)	15,210,000	15,210,000
Victory Street Pub. Facs. Corp., Texas RB, PFOTER, 3.59%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,285,000	7,285,000
Washington Cnty., MN Hsg. & Redev. Auth. MHRB, 3.56%, VRDN, (Insd. by FHLMC)	10,200,000	10,200,000
Washington Hsg. Fin. Commission SFHRB, Ser. T, 3.65%, VRDN, (LOC: Bank of America Corp.)	3,850,000	3,850,000
Wisconsin Hsg. & EDA SFHRB, 3.60%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	25,895,000	25,895,000
Wisconsin Hsg. & EDRB:
Ser. A:
3.51%, VRDN, (SPA: Depfa Bank plc)	44,000,000	44,000,000
3.53%, VRDN, (SPA: WestLB AG)	19,775,000	19,775,000
Ser. B, 3.53%, VRDN, (LOC: State Street Corp.)	10,630,000	10,630,000
Ser. C, 3.53%, VRDN, (LOC: Lloyds TSB Group plc)	14,770,000	14,770,000
Ser. D:
3.51%, VRDN, (SPA: Depfa Bank plc)	31,275,000	31,275,000
3.54%, VRDN, (SPA: Dexia Credit Local)	56,275,000	56,275,000
		3,394,893,685
INDUSTRIAL DEVELOPMENT REVENUE 4.7%
Adams Cnty., CO IDRB, Trustile Doors, Inc. Proj., Ser. 1999A, 3.62%, VRDN, (LOC: KeyCorp)	2,995,000	2,995,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 3.50%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	3,652,000	3,652,000
Alton, IA IDRB, Northwest Iowa Agronomy Proj., 3.55%, VRDN, (LOC: Bank of America Corp.)	3,805,000	3,805,000
Arapahoe Cnty., CO IDRB, Cottrell Printing Proj., 3.72%, VRDN, (LOC: U.S. Bancorp)	2,000,000	2,000,000
Arcola, IL IDRB, Herf Jones, Inc. Proj., 3.59%, VRDN, (LOC: LaSalle Bank, NA)	3,500,000	3,500,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., 3.57%, VRDN, (LOC: Bank of America Corp.)	2,100,000	2,100,000
Bayou La Batre, AL RB, Eclipse Hospitality, LLC Proj., 3.78%, VRDN, (LOC: First Comml. Bank, Inc.)	1,850,000	1,850,000
Bessemer, AL IDRB, Carlton Investments, LLC Proj., 3.70%, VRDN, (LOC: AmSouth Bancorp)	2,150,000	2,150,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., 3.70%, VRDN, (LOC: U.S. Bancorp)	2,400,000	2,400,000
Brazos, TX Harbor Indl. Dev. Corp. RB:
Merey Sweeny Proj., Ser. A, 3.71%, VRDN, (Liq.: JPMorgan Chase and Co.)	12,200,000	12,200,000
Waste Svcs. Proj., 3.55%, VRDN, (LOC: Bank of America Corp.)	7,000,000	7,000,000
Bremen, IN IDRB:
Digger Specialities, Inc. Proj., 3.62%, VRDN, (LOC: KeyCorp)	1,345,000	1,345,000
Universal Bearings, Inc. Proj., 3.63%, VRDN, (LOC: KeyCorp)	2,560,000	2,560,000
Brodhead, WI IDRB, Stoughton Trailers, Inc. Proj., 3.58%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,800,000	6,800,000
Brothertown, WI IDRB, Buechel Stone Corp. Proj., 3.73%, VRDN, (LOC: Associated Banc-Corp.)	1,750,000	1,750,000
Brunswick & Glynn Cnty., GA EDA RB, Epworth by the Sea, Inc. Proj., 3.72%, VRDN, (LOC: Columbus Bank & Trust Co.)	4,000,000	4,000,000
Buena Vista, VA IDA RRB, Everbrite, Inc. Proj., 3.80%, VRDN, (LOC: Marshall & Isley Bank)	1,130,000	1,130,000
Centerra, CO Metro. Dist. No. 1 RB, 3.51%, VRDN, (SPA: BNP Paribas SA)	11,000,000	11,000,000
Chandler, AZ IDRB, Red Rock Stamping Co. Proj., 3.62%, VRDN, (LOC: KeyCorp)	1,100,000	1,100,000
Chattanooga, TN IDRB, Top Flight, Inc. Proj., 3.58%, VRDN, (LOC: Citizens Bank)	1,100,000	1,100,000
Chicago, IL Empowerment Zone RB, Hyde Park Coop. Society Proj., Ser. 1999, 3.62%, VRDN, (LOC: LaSalle Bank, NA)	735,000	735,000
Chicago, IL IDRB, PS Greetings, Inc. Proj., 3.55%, VRDN, (LOC: LaSalle Bank, NA)	1,475,000	1,475,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 3.72%, VRDN, (LOC: Wells Fargo & Co.)	200,000	200,000
Colorado HFA IDRB, Worldwest, LLP Proj., 3.65%, VRDN, (LOC: Firstar Bank)	1,000,000	1,000,000
Columbus, GA IDRB, Goldens Foundry Proj., 3.92%, VRDN, (LOC: Columbus Bank & Trust Co.)	2,470,000	2,470,000
Conyers, GA IDRB, Handleman Co. Proj., 3.56%, VRDN, (LOC: Columbus Bank & Trust Co.)	3,000,000	3,000,000
Covington, KY Indl. Bldg. RB, Esco Corp. Proj., 3.98%, VRDN, (LOC: Union Bank of California)	5,325,000	5,325,000
Crawfordsville, IN EDRB, Natural Pork Production Proj., 3.64%, VRDN, (LOC: KeyCorp)	6,000,000	6,000,000
De Pere, WI IDRB, Cleaning Sys., Inc., 3.60%, VRDN, (LOC: Marshall & Isley Bank)	2,125,000	2,125,000

9

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Eau Claire Cnty., WI IDRB, Intek Plastics, Inc. Proj., 3.70%, VRDN, (LOC: U.S. Bancorp)	$2,420,000	$2,420,000
Elkhart Cnty., IN EDRB, Advanced Tech., Inc. Proj., 3.60%, VRDN, (SPA: Societe Generale)	2,600,000	2,600,000
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj., 3.64%, VRDN, (Coll.: Bay Hypo-Und Vereinsbank AG)	2,960,000	2,960,000
Florida Dev. Fin. Corp. IDRB, Ser. 2002:
M.J. Eagle Realty Proj., 3.64%, VRDN, (LOC: SunTrust Banks, Inc.)	1,285,000	1,285,000
Repco Equipment Leasing Proj., 3.64%, VRDN, (LOC: SunTrust Banks, Inc.)	800,000	800,000
Serigraphic Arts, Inc. Proj., 3.64%, VRDN, (LOC: SunTrust Banks, Inc.)	660,000	660,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj., 3.76%, VRDN, (LOC: Associated Bank)	1,810,000	1,810,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.10%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	795,000	795,000
Franklin Cnty., TN IDRB, Franklin Industries Proj., 3.60%, VRDN, (LOC: Bank of America Corp.)	560,000	560,000
Fridley, MN RRB, Fridley Business Plaza Proj., 3.80%, VRDN, (LOC: Wells Fargo & Co.)	2,400,000	2,400,000
Frisco City, AL IDA RB, Standard Furniture Manufacturing Proj., 3.60%, VRDN, (LOC: AmSouth Bancorp)	1,055,000	1,055,000
Gary, IN EDRB, Grant Street Proj., 3.64%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,300,000	6,300,000
Gooding Cnty., ID IDRB, Southfield Dairy Proj., 3.65%, VRDN, (LOC: Bank of America Corp.)	3,630,000	3,630,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., 3.60%, VRDN, (LOC: BB&T Corp.)	5,100,000	5,100,000
Haleyville, AL IDRB, Babcock Lumber Co. Proj., 3.87%, VRDN, (LOC: First Comml. Bank, Inc.)	500,000	500,000
Hall Cnty., NE IDRB, Global Inds., Inc. Proj., 3.66%, VRDN, (LOC: Wells Fargo & Co.)	1,950,000	1,950,000
Hawaii Dept. Budget & Fin. Spl. Purpose RB:
Palama Meat Co., 3.53%, VRDN, (LOC: Wells Fargo & Co.)	7,700,000	7,700,000
Ser. 2006-4G, 3.54%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	8,000,000	8,000,000
Henderson, TN IDRB, Premier Manufacturing Corp. Proj., 3.60%, VRDN, (LOC: Natl. City Corp.)	3,015,000	3,015,000
Howard, WI IDRB, Fox Converting, Inc., Ser. A, 3.80%, VRDN, (LOC: Associated Banc-Corp.)	4,500,000	4,500,000
Huntsville, AL IDRB, Service Steel, Inc. Proj., 3.92%, VRDN, (LOC: First Comml. Bank, Inc.)	1,410,000	1,410,000
Hutchinson Cnty., SD IDRB, Dakota Plains, LLC, 3.65%, VRDN, (LOC: SunTrust Banks, Inc.)	1,000,000	1,000,000
Illinois Dev. Fin. Auth. IDRB:
Cook Composites & Polymers Proj., 3.78%, VRDN, (LOC: BNP Paribas SA)	1,795,000	1,795,000
Kris & Dee Associates, Inc. Proj., 3.65%, VRDN, (LOC: LaSalle Bank NA)	795,000	795,000
Toyal America, Inc. Proj., 4.00%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	6,000,000	6,000,000
Indiana Dev. Fin. Auth EDRB, Carr Metals Products Proj., 3.85%, VRDN, (LOC: Bank One)	450,000	450,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., 3.76%, VRDN, (LOC: Bank One)	2,625,000	2,625,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj., Ser. A, 3.98%, VRDN, (LOC: U.S. Bancorp)	1,700,000	1,700,000
Kentucky Pub. Energy Auth. RB, Gas Supply Proj., Ser. A, 3.66%, VRDN, (SPA: Societe Generale)	104,900,000	104,900,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., 3.66%, VRDN, (LOC: Wells Fargo & Co.)	5,500,000	5,500,000
Lexington, KY IDRB, Kirby Containers Proj., 3.70%, VRDN, (LOC: AmSouth Bancorp)	1,300,000	1,300,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., 3.55%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Lincoln Cnty., ID IDRB, Double A Dairy Proj., 3.64%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Lombard, IL IDRB, Tella Tool & Manufacturing Co. Proj., 3.74%, VRDN, (LOC: American Natl. Bank & Trust)	300,000	300,000
Lorain Cnty., OH IDRB, Skill Tools Proj., 3.62%, VRDN, (LOC: KeyCorp)	3,300,000	3,300,000
Louisiana Local Govt. Env. Facs. CDA RB, Mid South Extrusion Proj., 3.68%, VRDN, (LOC: Regions Finl. Corp.)	2,210,000	2,210,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., 3.85%, VRDN, (Gtd. by Honeywell Intl.)	6,815,000	6,815,000
Madison, AL IDRB, Haley Grocery Co. Proj., 3.68%, VRDN, (LOC: Regions Finl. Corp.)	2,560,000	2,560,000
Mandan, ND IDRRB, Cloverdale Foods Co. Proj., 3.66%, VRDN, (LOC: Bank of North Dakota)	3,700,000	3,700,000
Manitowoc, WI IDRB:
Kaufman Enterprises Proj., 3.73%, VRDN, (LOC: Associated Banc-Corp.)	750,000	750,000
Manitowoc Tool & Machining Proj., 3.73%, VRDN, (LOC: Associated Banc-Corp.)	1,500,000	1,500,000
Mankato, MN IDRB, Katolight Proj., 3.70%, VRDN, (LOC: U.S. Bancorp)	1,900,000	1,900,000
Marion Cnty., OH IDRB, Central Ohio Farmers Proj., 3.64%, VRDN, (Coll.: Bay Hypo Und Vereinsbank AG)	2,310,000	2,310,000
Massachusetts Dev. Fin. Agcy. RB, Unilock New York Proj., 3.80%, VRDN, (LOC: Bank One)	3,600,000	3,600,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., 3.55%, VRDN, (LOC: U.S. Bancorp)	1,960,000	1,960,000
Meriwether Cnty., GA IDRB, Crown Tech. II Proj., 3.90%, VRDN, (Insd. by Columbus Bank & Trust Co.)	2,970,000	2,970,000
Miami Cnty., IN IDRB, Prime Products, Inc. Proj., 3.58%, VRDN, (LOC: Bank One)	1,100,000	1,100,000

10

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Miami-Dade Cnty., FL IDA RB:
Friends of Lubavitch Proj., 3.45%, VRDN, (LOC: Union Planters Bank)	$8,000,000	$8,000,000
Tarmac America Proj., 3.55%, VRDN, (LOC: Bank of America Corp.)	3,200,000	3,200,000
Milwaukee, WI IDRB, Stellars Absorbent Materials Proj., 3.72%, VRDN, (LOC: U.S. Bancorp)	3,400,000	3,400,000
Milwaukee, WI Redev. Auth. RB, Ser. A, 3.60%, VRDN, (LOC: U.S. Bancorp)	2,635,000	2,635,000
Missouri IDRB, Quality Wood Products, Inc. Proj., Ser. A, 3.65%, VRDN, (SPA: BNP Paribas SA)	1,410,000	1,410,000
Montgomery, AL IDRB, Kinpak, Inc. Proj., 3.75%, VRDN, (LOC: Regions Finl. Corp.)	2,990,000	2,990,000
Morgan Cnty., GA Dev. Auth. IDRB, Bard Manufacturing Co. Proj., 3.60%, VRDN, (LOC: Natl. City Corp.)	2,600,000	2,600,000
Muscle Shoals, AL IDRB, Robbins, LLC Proj., Ser. A, 3.70%, VRDN, (LOC: AmSouth Bancorp)	4,500,000	4,500,000
Nemaha Cnty., KS IDRB, Midwest AG Svcs., LLC, 3.64%, VRDN, (SPA: BNP Paribas SA)	3,090,000	3,090,000
New Hampshire Business Fin. Auth. IDRB, Monadock Econ. Dev. & Precitech Proj., 3.62%, VRDN, (LOC: KeyCorp)	2,925,000	2,925,000
Oakland Cnty., MI Econ. Dev. Corp. RB, A&M Label Proj., 3.60%, VRDN, (LOC: Natl. City Corp.)	2,685,000	2,685,000
Oregon EDRB:
Beef Northwest Feeders Proj., 3.64%, VRDN, (LOC: Bank of America Corp.)	2,665,000	2,665,000
Behlen Manufacturing Co. Proj., 3.67%, VRDN, (LOC: LaSalle Bank, NA)	5,500,000	5,500,000
Osage City, KS IDRB, Norseman Plastics Proj., 3.70%, VRDN, (SPA: Bank of Montreal)	3,200,000	3,200,000
Ouachita Parish, LA IDRB, Metalforms Superlift Proj., 3.73%, VRDN, (LOC: Regions Finl. Corp.)	1,295,000	1,295,000
Pierce Cnty., WA EDRB, Truss Co. Proj., 3.60%, VRDN, (LOC: U.S. Bancorp)	2,475,000	2,475,000
Port Bellingham, WA IDRB, Bakerview Proj., 3.62%, VRDN, (LOC: KeyCorp)	2,380,000	2,380,000
Rhode Island Indl. Facs. Corp. IDRB, Calise & Sons Bakery Proj., 3.55%, VRDN, (LOC: Citizens Bank)	4,970,000	4,970,000
Scott Cnty., IA IDRB, Nichols Aluminum Recycling Proj., 3.60%, VRDN, (LOC: U.S. Bancorp)	1,600,000	1,600,000
South Carolina Jobs EDA RB:
Mid-Atlantic Drainage Proj., 3.87%, VRDN, (LOC: Natl. Bank of South Carolina)	1,600,000	1,600,000
Ortec, Inc. Proj., Ser. B, 3.60%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Summit Cnty., OH IDRB, SA Comunale Co. Proj., 3.60%, VRDN, (LOC: Natl. City Corp.)	2,625,000	2,625,000
Traill Cnty., ND Solid Waste RB, American Crystal Sugar Co., 3.75%, VRDN, (SPA: BNP Paribas SA)	3,580,000	3,580,000
Tuscaloosa Cnty., AL IDRB:
Brion Hardin Proj., 3.78%, VRDN, (LOC: AmSouth Bancorp)	375,000	375,000
Hardwear Corp. Proj., 3.78%, VRDN, (LOC: AmSouth Bancorp)	735,000	735,000
Nucor Corp. Proj., 3.60%, VRDN, (Gtd. by Nucor Corp.)	6,700,000	6,700,000
Union Cnty., AR Indl. Board PCRB, Great Lakes, Inc. Proj., 3.58%, VRDN, (LOC: Bank of America Corp.)	9,000,000	9,000,000
Utah Cnty., UT IDRB, McWane, Inc. Proj., 3.58%, VRDN, (LOC: AmSouth Bancorp)	1,005,000	1,005,000
Valdez, AK Marine Terminal RRB, Pipelines, Inc. Proj., 3.65%, VRDN, (Gtd. by BP plc)	9,925,000	9,925,000
Vermont EDA IDRB, Hazelett Strip Casting Proj., 3.62%, VRDN, (LOC: AmSouth Bancorp)	4,845,000	4,845,000
Washington EDFA RB, Royal Ridge Fruit Proj., 3.64%, VRDN, (LOC: Bank of America Corp.)	3,650,000	3,650,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., 3.82%, VRDN, (Gtd. by Dow Chemical Co.)	10,200,000	10,200,000
West Bend, WI IDRB, 3.60%, VRDN, (LOC: U.S. Bancorp)	1,210,000	1,210,000
Westfield, IN EDRB, P.L. Porter Proj., 3.68%, VRDN, (LOC: Comerica Bank)	2,500,000	2,500,000
Wilson Cnty., TN IDRB, John Deal Coatings, Inc. Proj., 3.75%, VRDN, (LOC: AmSouth Bancorp)	900,000	900,000
Winamac, IN EDRB, Sunny Ridge Dairy Proj., 3.69%, VRDN, (LOC: Northern Trust Corp.)	1,000,000	1,000,000
Winslow, ME RB, Maine Biological Labs Proj., 3.62%, VRDN, (LOC: KeyCorp)	2,445,000	2,445,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., 3.82%, VRDN, (LOC: Bank of the West)	620,000	620,000
Michelsen Packaging Co. Proj., 3.60%, VRDN, (LOC: Bank of America Corp.)	1,200,000	1,200,000
		447,892,000
LEASE 2.4%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 3.71%, VRDN, (LOC: LaSalleBank, NA)	93,398,456	93,398,456
Broward Cnty., FL Sch. Dist. RB, Ser. 9033, 3.53%, VRDN, (Liq.: Bear Stearns Cos.)	14,000,000	14,000,000
Clark Cnty., IN Jail Holding Corp. RB, ROC RR II 2081, 3.52%, VRDN, (Liq.: Citigroup, Inc.)	5,485,000	5,485,000
Colorado Regl. Trans. Dist. RB ROC RR II 2875, 3.52%, VRDN, (Insd. by AMBAC & Liq.: Citigroup, Inc.)	7,400,000	7,400,000
Denver, CO City & Cnty. COP, 3.52%, VRDN, (Liq.: Citigroup, Inc.)	5,895,000	5,895,000

11

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Kansas City, MO Muni. Assistance Corp. RB, Ser. 1327, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	$3,820,000	$3,820,000
Miami-Dade Cnty., FL Sch. Board COP, Ser. 1317, 3.53%, VRDN, (LOC: Citibank, NA)	7,900,000	7,900,000
Michigan Bldg. Auth. RB ROC RR II R 575, 3.52%, VRDN, (LOC: Citibank, NA)	15,355,000	15,355,000
New York, NY Transitional Fin. Auth RB, Ser. B, 3.62%, VRDN, (SPA: Landesbank Baden)	35,000,000	35,000,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.52%, VRDN, (Liq.: Morgan Stanley)	4,100,000	4,100,000
Orange Cnty., FL Sch. Board RB ROC RR II R 7020, 3.52%, VRDN, (LOC: Citibank, NA)	5,780,000	5,780,000
Pennsylvania Pub. Sch. Bldg. Auth. RB, Ser. 1257, 3.53%, VRDN, (Insd. by FSA)	6,435,000	6,435,000
St. Johns Cnty., FL Sch. Board COP, Ser. 3576, 3.51%, VRDN, (Insd. by MBIA & SPA: Merrill Lynch & Co., Inc.)	16,665,000	16,665,000
St. Lucie Cnty., FL Sch. Board RB, 3.54%, VRDN, (LOC: Bank of New York Co.)	1,796,000	1,796,000
		223,029,456
MISCELLANEOUS REVENUE 13.5%
Bad River Band Lake Superior, Wisconsin RB, Native Lands Acquisitions Proj., 3.55%, VRDN, (LOC: Associated Banc-Corp.)	4,575,000	4,575,000
Brazos River, TX Solid Waste Disposal RB, BASF Corp. Proj., 3.81%, VRDN, (Gtd. by BASF Corp.)	25,000,000	25,000,000
Clarksville, TN Pub. Bldg. Auth. RB:
3.50%, VRDN, (LOC: Bank of America Corp.)	3,800,000	3,800,000
3.65%, VRDN, (LOC: Bank of America Corp.)	68,955,000	68,955,000
Colorado E-470 Pub. Hwy. Auth. RB:
Ser. 997, 3.55%, VRDN, (Insd. by AMBAC & Liq.: Morgan Stanley)	4,785,000	4,785,000
Ser. Z-13, 3.54%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	13,570,000	13,570,000
Cumberland Cnty., TN IDRB, Fairfield Glade Cmnty. Club, 3.69%, VRDN, (LOC: AmSouth Bancorp)	5,750,000	5,750,000
Denver, CO Convention Ctr. Cert. RB, Ser. I-6, 3.54%, VRDN, (Liq.: Capital Assurance & SPA: Royal Bank of Canada)	9,000,000	9,000,000
Florida Correctional Facs. COP ROC RR II R 606, 3.52%, VRDN, (LOC: Citibank, NA)	3,040,000	3,040,000
Fort McDowell, AZ Yavapai Nation Eagle Trust, Class A, 3.68%, VRDN, (Liq.: Citigroup, Inc.)	34,175,000	34,175,003
Indiana Bond Bank RB, 3.52%, VRDN, (Insd. by MBIA)	2,410,000	2,410,000
Indianapolis, IN Pub. Impt. RB, Macon Trust, Ser. S, 3.52%, VRDN, (LOC: Bank of America Corp.)	4,240,000	4,240,000
Issaquah, WA Cmnty. Properties RB, Ser. A, 3.55%, VRDN, (LOC: Bank of America Corp.)	10,150,000	10,150,000
Jackson Cnty., MS Port Facs. RRB, Chevron Corp., 3.64%, VRDN, (Gtd. by Chevron Corp.)	27,000,000	27,000,000
Kendall Kane & Will Cnty., IL Cmnty. Unit Sch. Dist. No. 308 RB, 4.00%, 01/01/2007	9,000,000	9,002,578
Louisiana Env. Facs. RB, 3.50%, VRDN, (LOC: Regions Finl. Corp.)	16,000,000	16,000,000
Louisiana Pub. Facs. Auth. RB, Ser. 5020, Class A, 3.60%, VRDN, (Liq.: Branch Banking & Trust Co.)	5,000,000	5,000,000
Lower Colorado River Auth., Texas RB ROC II R 2162, 3.52%, VRDN, (LOC: Citibank, NA)	6,840,000	6,840,000
Metropolitan Govt. Nashville, TN IDRB, American Cancer Society, 3.59%, VRDN, (LOC: AmSouth Bancorp)	475,000	475,000
Miami, FL Packaging Sys. RB, 3.48%, VRDN, (SPA: Depfa Bank plc)	16,805,000	16,805,000
Miami-Dade Cnty., FL TOC, Ser. Z-9, 3.54%, VRDN, (Gtd. by Goldman Sachs Group, Inc.)	1,595,000	1,595,000
Michigan Strategic Fund, Dow Chemical Co., Ser. 2003A-1, 3.70%, 12/01/2006, (Gtd. by Dow Chemical Co.)	17,050,000	17,050,000
Montgomery Cnty., TN Pub. Bldg. Auth. RB, 3.65%, VRDN, (LOC: Bank of America Corp.)	103,410,000	103,410,000
Municipal Securities Pool Trust Receipts, 3.61%, VRDN, (SPA: Societe Generale & Insd. by MBIA)	9,380,000	9,380,000
Municipal Securities Trust Cert., Ser. 2006-5013, Class A, 3.55%, VRDN, (Liq.: Branch Banking & Trust Co. & Insd. by AMBAC)	5,000,000	5,000,000
New Jersey EDRB Facs.:
Ser. R-1, 3.60%, VRDN, (LOC: Lloyds TSB Group plc)	138,300,000	138,300,000
Ser. R-3, 3.60%, VRDN, (LOC: Bank of Nova Scotia)	17,775,000	17,775,000
New Orleans, LA RB, Canal Street Proj., 3.98%, VRDN, (LOC: Hibernia Natl. Bank)	10,770,000	10,770,000
New York, NY IDA RB ROC RR II R 523C, 3.51%, VRDN, (LOC: Citibank, NA)	2,200,000	2,200,000
New York, NY TFA RB, Solar Eclipse, Ser. 2006-0159, 3.50%, VRDN, (Insd. by FGIC & LOC: US Bank, NA)	31,195,000	31,195,000
Obetz, OH BAN, Centerpoint Impt., 5.40%, 10/11/2007, (LOC: Huntington Natl. Bank)	5,000,000	5,064,184
Oklahoma Dev. Fin. Auth. RB, ConocoPhillips Proj.:
3.45%, 12/01/2006, (Gtd. by ConocoPhillips)	10,000,000	10,000,000
Ser. B, 3.57%, VRDN, (Gtd. by ConocoPhillips)	2,500,000	2,500,000

12

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 3.86%, VRDN, (Gtd. by Sunoco, Inc.)	$11,000,000	$11,000,000
PFOTER:
3.73%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	416,865,000	416,865,000
Ser. A:
3.55%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,735,000	4,735,000
3.58%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by FGIC)	15,030,000	15,030,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj., 3.65%, VRDN, (Gtd. by Motiva Enterprises, LLC)	33,525,000	33,525,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj.:
3.67%, VRDN, (Gtd. by Total SA)	18,400,000	18,400,000
Ser. B, 3.55%, VRDN, (Gtd. by Flint Resources)	8,700,000	8,700,000
Port Corpus Christi, TX Indl. Dev. Corp. RB, Citgo Petroleum Corp. Proj., 3.71%, VRDN, (Liq.: JPMorgan Chase & Co.)	18,500,000	18,500,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources:
Nueces Cnty. 3.79%, VRDN, (Gtd. by Flint Hills Resources)	18,500,000	18,500,000
Ser. A:
3.77%, VRDN, (Gtd. by Flint Hills Resources)	25,000,000	25,000,000
3.79%, VRDN, (Gtd. by Flint Hills Resources)	9,000,000	9,000,000
Ser. B, 3.74%, VRDN, (Gtd. by Flint Hills Resources)	11,700,000	11,700,000
Rutherford Cnty., TN IDRB, Farmers Coop. Proj., Ser. C, 3.68%, VRDN, (LOC: AmSouth Bancorp)	860,000	860,000
Valdez, AK Marine Terminal RB, ConocoPhillips Proj., 3.68%, 06/01/2007, (Gtd. by ConocoPhillips)	28,500,000	28,500,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
Ser. 1995, 3.82%, VRDN, (Gtd. by Dow Chemical Co.)	15,600,000	15,600,000
Ser. A, 3.82%, VRDN, (Gtd. by Dow Chemical Co.)	8,050,000	8,050,000
		1,268,776,765
PORT AUTHORITY 0.3%
Chicago, IL IDRB, Federal Marine Terminal Proj., 3.67%, VRDN, (LOC: LaSalle Bank, NA)	4,200,000	4,200,000
Massachusetts Port Auth. RB, PFOTER:
3.57%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	16,220,000	16,220,000
3.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,820,000	5,820,000
		26,240,000
PRE-REFUNDED 0.1%
Allegheny Cnty., PA Sewer Auth. RB, 5.375%, 12/01/2024, (Insd. by MBIA)	8,760,000	9,090,110
RESOURCE RECOVERY 0.4%
Ladysmith, WI Solid Waste Disposal Facs. RB, Cityforest Corp. Proj., Ser. 1998, 3.66%, VRDN, (LOC: Union Bank of California)	19,025,000	19,025,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj.:
3.90%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000
3.90%, VRDN, (LOC: Bank One)	8,600,000	8,600,000
Texas Regl. Dev. Corp. RB, Recycle to Conserve Proj., 3.57%, VRDN, (LOC: Bank
of America Corp.)	4,500,000	4,500,000
		37,125,000
SOLID WASTE 0.1%
Broomfield Village, CO Metro. Dist. No. 2 RRB, Ser. A, 3.83%, VRDN, (LOC: Compass Bancshares, Inc.)	7,405,000	7,405,000
Hammond, IN Sewer & Solid Waste RRB, Cargill, Inc. Proj., 3.57%, VRDN, (Gtd. by
Cargill, Inc.)	6,500,000	6,500,000
		13,905,000
SPECIAL TAX 3.5%
ABN AMRO Munitops COP, Ser. 2002-24, 3.52%, VRDN, (LOC: ABN AMRO Bank)	19,400,000	19,400,000
Bay County, FL Sales Tax RB, Solar Eclipse Proj., Ser. 2006-0103, 3.51%, VRDN, (LOC: U.S. Bancorp)	13,080,000	13,080,000
Carmel Clay, IN Sch. TAN, 4.50%, 12/29/2006	15,950,000	15,961,829
Chicago, IL GO, Lakefront Millenium, Ser. 322, 3.52%, VRDN, (Liq.: Morgan Stanley)	1,770,000	1,770,000
Colorado Regl. Trans. Dist. RB ROC RR II R 652PB, 3.52%, VRDN, (SPA: Deutsche Bank AG)	16,280,000	16,280,000

13

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Denver, CO Urban Renewal Tax RB:
3.56%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$12,500,000	$12,500,000
3.58%, VRDN, (LOC: Zions Bancorp)	3,860,000	3,860,000
Downtown Denver, Ser. B, 3.61%, VRDN, (LOC: Compass Bank)	13,210,000	13,210,000
East Baton Rouge Parish, LA Road & Street Impt. RB, Ser. B, 3.46%, VRDN, (LOC: Dexia SA)	35,000,000	35,000,000
Florida Board of Ed. RB ROC, Ser. 2003-4521, 3.52%, VRDN, (Insd. by FGIC & Liq.: Citigroup, Inc.)	2,470,000	2,470,000
Hendricks Cnty., IN RB, Heartland Crossing Proj., Ser. A, 3.65%, VRDN, (LOC: Huntington Natl. Bank)	3,495,000	3,495,000
Houston, TX Hotel Occupancy Tax & Spl. RB, PFOTER, 3.54%, VRDN, (Insd. by FGIC & Liq.: Merrill Lynch & Co., Inc.)	9,020,000	9,020,000
Louisiana Gas & Fuels RB ROC RR II R 660, 3.52%, VRDN, (LOC: Citibank, NA)	38,830,000	38,830,000
Metropolitan Pier & Exposition Auth., Illinois MTC, Ser. 2005-221, Class A, 3.55%, VRDN, (Insd. by MBIA & Bear Stearns Cos.)	17,780,000	17,780,000
Metropolitan Pier & Exposition Auth., Illinois PFOTER, 3.54%, VRDN, (Insd. by MBIA & Liq.: Merrill Lynch & Co., Inc.)	7,800,000	7,800,000
Metropolitan Pier & Exposition Auth., Illinois RB:
3.53%, VRDN, (LOC: Citibank, NA)	6,000,000	6,000,000
Ser. 45, 3.54%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	6,340,000	6,340,000
Ser. Z-8, 3.54%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	6,325,000	6,325,000
TOC, Ser. Z5, 3.54%, VRDN, (Gtd. by Goldman Sachs Group, Inc. & Insd. by MBIA)	15,775,000	15,775,000
Miami-Dade Cnty., FL Expressway Auth. RB, Ser. 1339, 3.53%, VRDN, (SPA: Deutsche Bank AG)	2,550,000	2,550,000
Miami-Dade Cnty., FL TOC, Ser. Z-12, 3.54%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	3,685,000	3,685,000
New York Sales Tax Asset Receivable Corp. RB ROC RR II R 6084, 3.51%, VRDN, (Insd. by MBIA)	5,600,000	5,600,000
New York, NY TFA RB, Ser. 362, 3.50%, VRDN, (Liq.: Morgan Stanley)	2,500,000	2,500,000
Oregon Dept. of Trans. Hwy. RB, Ser. 2006 B-1, 3.43%, VRDN, (Liq.: Dexia SA)	22,100,000	22,100,000
Orlando, FL Orange Cnty. Expressway Auth. RB, Ser. 1345, 3.53%, VRDN, (Insd. by AMBAC)	5,000,000	5,000,000
Phoenix, AZ Civic Impt. Corp. TOC, Ser. Z-11, 3.54%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	17,575,000	17,575,000
Reno, NV Sales Tax RB, Ser. 2006-5GZ, 3.57%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	14,050,000	14,050,000
South Carolina Trans. Infrastructure RB, Ser. 1283, 3.53%, VRDN, (Insd. by AMBAC)	5,950,000	5,950,000
Texas Turnpike Auth. RB, 3.54%, VRDN, (SPA: BNP Paribas SA)	9,585,000	9,585,000
		333,491,829
STUDENT LOAN 0.2%
North Carolina Edl. Assistance Auth. Student Loan RB, Ser. A-1, 3.52%, VRDN, (LOC: AMBAC & Royal Bank of Canada)	15,000,000	15,000,000
TOBACCO REVENUE 0.9%
Golden State Tobacco Securitization Corp. RB:
PFOTER, 3.51%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,875,000	6,875,000
Ser. 231, 3.55%, VRDN, (Insd. by AMBAC & Liq.: Bear Stearns Cos.)	12,040,000	12,040,000
New York Tobacco Trust RB:
3.53%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,960,000	2,960,000
3.57%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	14,900,000	14,900,000
PFOTER, 3.53%, VRDN, (LOC: WestLB AG)	6,490,000	6,490,000
Tobacco Settlement Auth. of Iowa RB ROC RR II R 456, 3.53%, VRDN, (Liq.: Citigroup, Inc. & LOC: Citibank, NA)	11,810,000	11,810,000
Tobacco Settlement Fin. Corp. of Louisiana RB PFOTER, 3.57%, VRDN, (Liq.: Merrill Lynch & Co.,Inc.)	11,740,000	11,740,000
Tobacco Settlement Fin. Corp. of New York RB PFOTER, 3.57%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,350,000	10,350,000
Tobacco Settlement Fin. Corp. of Virgina RB PFOTER, 3.53%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,250,000	6,250,000
		83,415,000
TRANSPORTATION 2.3%
Central Puget Sound, Washington Regl. Transit Auth. RB, PFOTER, Ser. 360, 3.52%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	2,730,000	2,730,000
Chicago, IL Trans. Auth. RB, Ser. 1574, 3.52%, VRDN, (LOC: AMBAC & JPMorgan Chase & Co.)	14,855,000	14,855,000
Dallas, TX Rapid Trans. RB ROC RR II R 2078, 3.52%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,785,000	2,785,000
E 470 Pub. Highway, Colorado Auth. RB, PFOTER, 3.54%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	620,000	620,000

14

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
Foothill/Eastern Trans. Corridor Agcy., California Toll Road RB, 3.53%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$305,000	$305,000
Illinois Toll Hwy. Auth. RB:
ROC RR II R 606, 3.53%, VRDN, (SPA: Deutsche Bank AG)	6,180,000	6,180,000
Ser. 1014, 3.52%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	13,895,000	13,895,000
Metropolitan Trans. Auth. of New York RB, Sub-Ser. A-3, 3.43%, VRDN, (SPA: Depfa Bank plc)	41,685,000	41,685,000
New Jersey Trans. Auth. RB, 3.50%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	30,665,000	30,665,000
New Jersey Transit RB, PFOTER:
Ser. 10-Z, 3.54%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	9,320,000	9,320,000
Ser. 1365, 3.52%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	16,555,000	16,555,000
Ser. 1366, 3.52%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	12,410,000	12,410,000
New Mexico Finl. Auth. Trans. RB, Ser. 435, 3.52%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	7,145,000	7,145,000
New York Thruway Auth. Gen. RB, MSTR, 3.73%, VRDN, (SPA: Societe Generale)	28,425,000	28,425,000
Regional Trans. Auth., Illinois RB, Ser. 2003, 3.51%, VRDN, (Insd. by FGIC & Liq.: BNP Paribas SA)	10,000	10,000
South Carolina Trans. Infrastructure RB, 3.52%, VRDN, (Insd. by AMBAC & Liq.: Morgan Stanley)	2,575,000	2,575,000
Texas Turnpike Auth. RB, 3.55%, VRDN, (Insd. by AMBAC & Liq.: Bear Stearns Cos.)	22,015,000	22,015,000
		212,175,000
UTILITY 9.7%
American Pub. Energy Agcy. RB, Nebraska Gas Supply Proj., Ser. A:
3.49%, VRDN, (SPA: Societe Generale)	15,000,000	15,000,000
3.53%, VRDN, (SPA: Societe Generale)	33,729,000	33,729,000
California PCRRB, Pacific Gas and Elec. Proj., Ser. 96-C, 3.51%, VRDN, (LOC: Bank One)	576,000	576,000
Campbell Cnty., WY IDRB, Two Elk Power Generation Proj.:
3.80%, 11/30/2007, (Liq.: Citigroup, Inc.)	64,000,000	64,000,000
3.80%, 11/30/2007, (SPA: Royal Bank of Canada)	20,000,000	20,000,000
Carroll Cnty., KY Solid Waste Disposal Facs. RB, Kentucky Util. Co. Proj., 3.82%, VRDN, (Gtd. by Kentucky Util. Co.)	45,100,000	45,100,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 3.84%, VRDN, (Gtd. by Arizona Pub. Svc. Co.)	25,710,000	25,710,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.90%, VRDN, (Gtd. by Delmarva Power & Light Co.)	16,500,000	16,500,000
Denton, TX Util. Sys. RB, ROC RR II R 2152, 3.52%, VRDN, (Liq.: Citigroup, Inc.)	5,825,000	5,825,000
Detroit, MI Water Supply Sys. RB, 3.52%, VRDN, (Insd. by FSA & Liq.: Merrill Lynch & Co., Inc.)	24,055,000	24,296,308
Florida Util. Auth. RB, Ser. 327, 3.52%, VRDN, (Liq.: Morgan Stanley)	11,300,000	11,300,000
Harris Cnty., TX Indl. Dev. Corp. RRB, Deer Park Refining, Ser. A, 3.79%, VRDN, (Gtd. by Deer Park Refining)	115,600,000	115,600,000
Houston, TX Util. Sys. RB:
ROC RR II R 2132, 3.52%, VRDN, (Liq.: Citigroup, Inc.)	5,850,000	5,850,000
ROC RR II R 6017, 3.52%, VRDN, (LOC: Citibank, NA)	10,230,000	10,230,000
Indiana Cnty., PA IDA PCRRB, Exelon Generation, Proj. A, 3.69%, VRDN, (LOC: BNP Paribas)	8,600,000	8,600,000
Indiana Muni. Power Agcy. RB ROC RR II R 9044, 3.52%, VRDN, (Insd. by FGIC & Liq.: Citigroup, Inc.)	10,205,000	10,205,000
Indiana Muni. Power Supply Sys. RB, Ser. 1448, 3.52%, VRDN, (Insd. by AMBAC
& Liq.: JPMorgan Chase & Co.)	7,050,000	7,050,000
Lafayette, LA Util. RB ROC RR II R 6024, 3.52%, VRDN, (Insd. by MBIA & LOC: Citibank, NA)	10,690,000	10,690,000
Laramie Cnty., WY IDA RB, Cheyenne Light & Power Co., 3.62%, VRDN, (Liq.: Wells Fargo & Co.)	5,000,000	5,000,000
Lower Colorado River, Texas Auth. RB, ROC RR II R 4530, 3.52%, VRDN, (Liq.: Citigroup, Inc.)	3,735,000	3,735,000
Lower Colorado River, Texas Auth. Transmission Contract RB, Ser. 623, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,645,000	4,645,000
Maine Pub. Util. RRB, Maine Pub. Svc. Co. Proj., 3.55%, VRDN, (LOC: Bank of America Corp.)	13,600,000	13,600,000
McAlester, OK Pub. Works Auth. Util. RB MSTR, Ser. 9014, 3.53%, VRDN, (Insd. by FSA & Liq.: Bear Stearns Cos.)	11,585,000	11,585,000
Mesa, AZ Util. Sys. RB, Ser. 960, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	5,185,000	5,185,000
Michigan Strategic Fund, Ltd. RB, Dow Chemical Proj., 3.60%, VRDN, (Gtd. by Dow Chemical Co.)	12,000,000	12,000,000
Michigan Strategic Obl. RB ROC RR II R 332, 3.52%, VRDN, (Gtd. by Dow Chemical Co.)	1,665,000	1,665,000
Milwaukee, WI IDRRB, Wisconsin Elec. Power Co. Proj., 3.65%, VRDN, (Gtd. by Wisconsin Elec. Power Co.)	2,000,000	2,000,000

15

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Mississippi Dev. Bank Spl. Obl. RB, Gas Auth., Natl. Gas Proj., 3.49%, VRDN, (SPA: Societe Generale)	$77,095,000	$77,095,000
Municipal Securities Pool Trust Receipt, Ser. 2006-261, Class A, 3.55%, VRDN, (Liq.: Bear Stearns Cos.)	6,730,000	6,730,000
Nebraska Pub. Power Dist. RB, 3.53%, VRDN, (LOC: Citibank, NA)	13,865,000	13,865,000
North Carolina Eastern Muni. Power Agcy. Auth. RB PFOTER, 3.52%, VRDN, (Liq.: Morgan Stanley)	4,346,500	4,346,500
Northwest Washington Energy Elec. RB, Ser. 1282, 3.53%, VRDN, (Insd. by AMBAC)	5,250,000	5,250,000
Ohio Water Dev. Auth. PCRB, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,535,000	4,535,000
Pinal Cnty., AZ Elec. Sys. RB, Ser. U-2, 3.53%, VRDN, (SPA: Bank of America Corp.)	15,585,000	15,585,000
Port Morrow, OR PCRRB, Idaho Power Co. Proj., 3.75%, VRDN, (Gtd. by Idaho Power Co.)	4,360,000	4,360,000
Puerto Rico Elec. Power Auth. RB ROC RR II R 637, 3.53%, VRDN, (Liq.: Citigroup, Inc.)	140,270,000	140,270,000
Sabine River Auth. Texas PCRB, TXU Energy Co., LLC Proj., Ser. A, 3.68%, VRDN, (SPA: Norddeutsche Landesbank Luxembourg SA)	24,700,000	24,700,000
Seattle, WA RB, Seattle Light and Power Corp. Proj., 3.50%, 01/03/2007, (Liq.: JPMorgan Chase & Co.)	8,075,000	8,075,000
South Carolina Pub. Svc. Auth. RB, Class A, 3.53%, VRDN, (LOC: Citibank, NA & Insd. by FGIC)	10,485,000	10,485,000
Springfield, IL Elec. RB, Ser. 1314, 3.52%, VRDN, (SPA: Deutsche Bank AG)	7,775,000	7,775,000
Tennessee Energy Acquisition Corp. MTC:
Ser. 2006-275, Class A, 3.53%, VRDN, (Liq.: Bear Stearns Cos.)	9,000,000	9,000,000
Ser. 2006-276, Class A, 3.53%, VRDN, (Liq.: Bear Stearns Cos.)	8,600,000	8,600,000
Tennessee Energy Acquisition Corp. RB:
Ser. 1418, 3.54%, VRDN, (Liq.: JPMorgan Chase & Co.)	42,875,000	42,875,000
Ser. 1423, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	16,495,000	16,495,000
Utah Muni. Power Sys. RB ROC RR II R 2016, 3.52%, VRDN, (Liq.: Citigroup, Inc.)	5,200,000	5,200,000
Wisconsin Pub. Power, Inc. RB, Pwr. Supply Sys., Ser. 1232, 3.53%, VRDN, (Insd. by AMBAC)	10,385,000	10,385,000
Wyandotte Cnty., KS Govt. Util. Sys. RB:
Class A, 3.53%, VRDN, (LOC: Citibank, NA)	5,000,000	5,000,000
Ser. 595, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,695,000	1,695,000
		911,997,808
WATER & SEWER 2.9%
Birmingham, AL Water & Sewer Auth. RB, Class A, 3.53%, VRDN, (Liq.: Citibank, NA & Insd. by MBIA)	9,870,000	9,870,000
California State Dept. of Water Resources Power Supply RB, Ser. C-10, 3.24%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	17,680,000	17,680,000
Central Brown Cnty., WI Water Auth. RB, ROC RR II R 2211, 3.52%, VRDN, (Insd. by AMBAC & Liq.: Citigroup, Inc.)	12,775,000	12,775,000
Chicago, IL Wastewater Transmission RB, Macon Trust, Ser. O, 3.52%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	4,760,000	4,760,000
Chicago, IL Water RB, Eclipse Fdg. Trust, Ser. 2006-0106, 3.51%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	23,030,000	23,030,000
Des Moines, IA Metro. Wastewater Reclamation Auth. Sewer RB, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,175,000	3,175,000
Fulton Cnty., GA Water & Sewer RB ROC RR II R 6028, 3.52%, VRDN, (Liq.: Citigroup, Inc.)	4,740,000	4,740,000
Gwinnett Cnty., GA Water & Sewer Auth. RB, 3.53%, VRDN, (Liq.: Citigroup, Inc.)	16,325,000	16,325,000
Honolulu, HI City & Cnty. Wastewater Sys. RB, Floating Rate Trust Cert., Ser. 400,
3.52%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	5,542,500	5,542,500
Houston, TX Util. Sys. RB:
Ser. 527, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,605,000	5,605,000
Ser. 685, 3.52%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	5,285,000	5,285,000
Houston, TX Water & Sewer Sys. RB, 3.54%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	2,500,000	2,500,000
Las Vegas Valley, NV Water Dist. RB:
PFOTER, Ser. 1375, 3.52%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	2,740,000	2,740,000
Ser. 1303, 3.52%, VRDN, (SPA: Deutsche Bank AG)	3,495,000	3,495,000
Loudoun Cnty., VA Sanitation Auth. Water & Sewer RB ROC RR II 6511, 3.52%, VRDN, (LOC: Citibank, NA)	2,255,000	2,255,000
Montgomery Cnty., TX Muni. Util. RB, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,880,000	4,880,000

16

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
New York Env. Facs. Corp. RB, Clean Drinking Water Proj., Ser. 1372, 3.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	$7,750,000	$7,750,000
New York, NY Muni. Water Fin. Auth. RB, Water & Sewer Sys.:
3.59%, VRDN, (LOC: Dexia SA)	8,500,000	8,500,000
3.62%, VRDN, (LOC: Dexia SA)	58,630,000	58,630,000
North Texas Water Dist. RB ROC RR II R 6074, 3.52%, VRDN, (LOC: Citibank, NA)	7,340,000	7,340,000
Peace River/Manasota, FL Regl. Water Supply Auth. RB ROC RR II R 607, 3.53%, VRDN, (Insd. by FSA & SPA: Deutsche Bank AG)	3,940,000	3,940,000
Phoenix, AZ Civic Impt. Corp. Wastewater Sys. RRB, Ser. A, 3.50%, VRDN, (Insd. by MBIA & SPA: Dexia SA)	11,800,000	11,800,000
Phoenix, AZ Civic Impt. RB, ROC RR II R 674, 3.52%, VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	4,120,000	4,120,000
South Florida Water Mgmt. Dist. RB:
ROC RR II R 671, 3.52%, VRDN, (LOC: Citibank, NA)	18,335,000	18,335,000
ROC RR II R 677, 3.52%, VRDN, (Liq.: Citibank, NA & Insd. by AMBAC)	11,250,000	11,250,000
ROC RR II R 9040, 3.52%, VRDN, (Liq.: Citigroup, Inc. & Insd. by AMBAC)	10,395,000	10,395,000
Tri-County, Indiana RB, Ser. D, 3.65%, VRDN, (LOC: Huntington Natl. Bank)	5,045,000	5,045,000
Western Carolina, South Carolina Sewer Auth. RB, Ser. 678, 3.52%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	5,215,000	5,215,000
		276,977,500
Total Municipal Obligations (cost $9,377,689,772)		9,377,689,772

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Municipal Obligations Fund, Class I, 3.49% q (cost $500,000)	500,000	500,000
Total Investments (cost $9,378,189,772) 99.6%		9,378,189,772
Other Assets and Liabilities 0.4%		39,315,286
Net Assets 100.0%		$9,417,505,058

q	Rate shown is the annualized 7-day yield at period end.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at November 30, 2006.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

17

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
PSF	Permanent School Fund
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TFA	Transitional Finance Authority
TOC	Tender Option Certificate

18

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2006:

Delaware	9.6%
Texas	7.7%
Illinois	6.2%
New York	6.0%
Florida	4.2%
Tennessee	3.6%
Wisconsin	3.2%
California	3.0%
Georgia	2.8%
New Jersey	2.6%
Massachusetts	2.4%
Colorado	2.4%
Kentucky	2.4%
Ohio	2.2%
Indiana	2.0%
Louisiana	1.9%
Connecticut	1.6%
Michigan	1.6%
Puerto Rico	1.6%
Mississippi	1.5%
Maryland	1.3%
Arizona	1.3%
Pennsylvania	1.1%
Wyoming	1.0%
Oregon	0.9%
Washington	0.9%
Nebraska	0.9%
Missouri	0.7%
Minnesota	0.7%
Oklahoma	0.6%
Alaska	0.6%
Alabama	0.6%
Arkansas	0.6%
New Hampshire	0.5%
Kansas	0.5%
South Carolina	0.4%
Utah	0.4%
New Mexico	0.4%
District of Columbia	0.4%
Virginia	0.4%
Hawaii	0.4%
Idaho	0.3%
North Carolina	0.3%
Maine	0.3%
Iowa	0.3%
Nevada	0.2%
South Dakota	0.2%
North Dakota	0.1%
Rhode Island	0.1%
Vermont	0.1%
Non-state specific	15.0%
100.0%

On November 30, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

19

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2006 (unaudited)
	Principal Amount	Value

REPURCHASE AGREEMENTS * 100.4%
ABN AMRO, Inc., Avg. rate of 5.25%, dated 11/27/2006, maturing 12/4/2006; maturity value $80,093,422 (1) **	$80,000,000	$80,000,000
Bank of America Corp., Avg. rate of 5.25%, dated 11/27/2006, maturing 12/4/2006; maturity value $80,081,733 (2) **	80,000,000	80,000,000
Citigroup, Inc., Avg. rate of 5.26%, dated 11/27/2006, maturing 12/4/2006; maturity value $80,081,822 (3) **	80,000,000	80,000,000
Credit Suisse First Boston, LLC, Avg. rate of 5.25%, dated 11/27/2006, maturing 12/4/2006; maturity value $80,081,733 (4) **	80,000,000	80,000,000
Deutsche Bank AG:
5.28%, dated 11/30/2006, maturing 12/1/2006; maturity value $275,040,333 (5)	275,000,000	275,000,000
5.29%, dated 11/30/2006, maturing 12/1/2006; maturity value $80,011,756 (5)	80,000,000	80,000,000
Avg. rate of 5.26%, dated 11/27/2006, maturing 12/4/2006; maturity value $80,081,867 (5) ** value $80,081,822 (6) **	80,000,000	80,000,000
Greenwich Capital Markets, Inc., Avg. rate of 5.26%, dated 11/27/2006, maturing 12/4/2006; maturity value $80,081,822 (6) **	80,000,000	80,000,000
HSBC Holdings, plc, Avg. rate of 5.25%, dated 11/27/2006, maturing 12/4/2006; maturity value $80,081,711 (7) **	80,000,000	80,000,000
Merrill Lynch & Co., Inc., 5.27%, dated 11/30/2006, maturing 12/1/2006; maturity value $80,011,711 (8)	80,000,000	80,000,000
Morgan Stanley:
5.28%, dated 11/30/2006, maturing 12/1/2006; maturity value $275,040,333 (9)	275,000,000	275,000,000
Avg. rate of 5.26%, dated 11/27/2006, maturing 12/4/2006; maturity value $125,127,743 (9) **	125,000,000	125,000,000
RBC Dain Rauscher Corp., Avg. rate of 5.25%, dated 11/27/2006, maturing 12/4/2006; maturity value $180,183,900 (10) **	180,000,000	180,000,000
Societe Generale, 5.27%, dated 11/30/2006, maturing 12/1/2006; maturity value $275,040,257 (11)	275,000,000	275,000,000
State Street Corp., 5.18%, dated 11/30/2006, maturing 12/1/2006; maturity value $153,957,163 (12)	153,935,013	153,935,013
UBS AG:
5.28%, dated 11/30/2006, maturing 12/1/2006; maturity value $200,029,333 (13)	200,000,000	200,000,000
5.29%, dated 11/30/2006, maturing 12/1/2006; maturity value $200,029,389 (14)	200,000,000	200,000,000
Total Investments (cost $2,403,935,013) 100.4%		2,403,935,013
Other Assets and Liabilities (0.4%)		(9,087,763)
Net Assets 100.0%		$2,394,847,250
*	Collateralized by:
(1)	$80,284,000 U.S. Treasury Note, 4.625%, 8/31/2011, value including accrued interest is $81,600,367.
(2)	$81,352,000 U.S. Treasury Notes, 3.875% to 5.75%, 7/15/2010 to 8/15/2010, value including accrued interest is $81,600,631.
(3)	$729,464,523 GNMA, 5.50% to 7.00%, 4/20/2032 to 8/15/2036, value including accrued interest is $81,600,001.
(4)	$81,840,000 U.S. Treasury Notes, 3.125% to 4.625%, 9/15/2008 to 11/30/2008, value including accrued interest is $81,603,033.
(5)

$775,073,000 U.S. Treasury STRIPS, 0.00%, 8/15/2020 to 8/15/2029, value is $353,183,023;
$8,040,000 TIPS, 1.625%, 1/15/2015, value including accrued interest is $8,210,707;
$109,000,001 GNMA, 5.00% to 6.00%, 10/15/2034 to 7/15/2036, value including accrued interest is $82,306,632. This collateral was allocated on a pro rata split such that sufficient collateral was applied to the respective repurchase agreements.

(6)	$81,650,000 U.S. Treasury Note, 4.50%, 11/30/2011, value including accrued interest is $81,601,011.
(7)	$218,265,000 U.S. Treasury STRIPS, 0.00%, 11/15/2027, value is $81,600,553.
(8)	$81,650,000 U.S. Treasury Note, 4.50%, 11/30/2011, value including accrued interest is $81,601,011.
(9)	$378,979,000 U.S. Treasury Bills, 0.00%, 2/22/2007 to 4/5/2007, value is $373,602,235; $34,064,000 U.S. Treasury Note, 3.00%, 12/31/2006, value including accrued interest is $34,412,912.
(10)

$87,612,000 U.S. Treasury Notes, 4.50% to 5.75%, 2/15/2009 to 8/15/2016, value including accrued interest is $90,530,231;
$86,091,000 U.S. Treasury Bonds, 4.50% to 5.375%, 2/15/2031 to 2/15/2036, value including accrued interest is $89,470,179.

(11)

$8,954,000 U.S. Treasury TIPS, 4.25%, 1/15/2010, value including accrued interest is $11,589,156;
$103,405,000 U.S. Treasury Bonds, 6.75% to 9.25%, 2/15/2016 to 8/15/2026, value including accrued interest is $135,161,783;
$60,000,000 U.S. Treasury STRIPS, 0.00%, 5/15/2018, value is $35,353,200;
$50,000,000 U.S. Treasury Bill, 0.00%, 5/10/2007, value is $48,897,500;
$50,500,000 U.S. Treasury Note, 4.00%, 2/15/2014, value is $49,499,112.

(12)	$120,840,000 U.S. Treasury Note, 6.125%, 8/15/2007, value including accrued interest is $123,033,508; $33,930,000 U.S. Treasury Bill, 0.00%, 5/31/2007, value is $33,081,750.
(13)	$1,336,350,337 GNMA, 3.50% to 15.00%, 1/15/2007 to 11/15/2036, value including accrued interest is $204,003,753;
(14)	$205,005,000 U.S. Treasury Bond, 4.50%, 2/15/2036, value including accrued interest is $204,003,400.
**	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

1

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

Summary of Abbreviations

GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation Protected Securities

On November 30, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

2

EVERGREEN INSTITUTIONAL 100% TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2006 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 100.3%
U.S. Treasury Bills:
4.80%, 12/21/2006 *	$312,000	$311,169
4.85%, 01/04/2007 *	11,910,000	11,855,468
4.87%, 01/25/2007 *	2,302,000	2,284,890
4.88%, 01/04/2007 *	60,000,000	59,723,523
4.90%, 01/04/2007 - 03/08/2007 *	11,744,000	11,674,863
4.92%, 01/04/2007 *	4,423,000	4,402,462
4.925%, 12/28/2006 *	2,322,000	2,313,423
4.93%, 01/18/2007 *	4,066,000	4,039,273
4.95%, 01/18/2007 *	2,326,000	2,310,664
4.96%, 12/28/2006 - 01/04/2007 *	20,758,000	20,678,992
4.97%, 12/07/2006 *	870,000	869,280
5.01%, 12/07/2006 *	2,574,000	2,571,853
5.07%, 12/21/2006 *	2,636,000	2,628,583
5.09%, 12/21/2006 *	2,613,000	2,605,611
5.10%, 12/14/2006 - 12/21/2006 *	8,546,000	8,528,539
5.12%, 12/07/2006 *	1,356,000	1,354,844
5.13%, 12/14/2006 *	11,718,000	11,696,282
5.14%, 12/21/2006 *	2,238,000	2,231,606
5.16%, 12/21/2006 *	50,000,000	49,856,750
Total Investments (cost $ 201,938,075) 100.3%		201,938,075
Other Assets and Liabilities (0.3%)		(595,245)
Net Assets 100.0%		$201,342,830

*	Rate shown represents the yield to maturity at date of purchase.

On November 30, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

1

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2006 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 63.7%
FFCB, FRN, 5.25%, 12/01/2006	$40,000,000	$39,998,894
FHLB:
4.75%, 12/29/2006	12,590,000	12,589,622
5.23%, 12/05/2006	50,000,000	50,000,000
5.30%, 10/26/2007	8,800,000	8,799,207
FRN:
5.23%, 01/05/2007	75,000,000	74,989,906
5.24%, 12/01/2006	110,000,000	109,996,816
FHLMC:
3.00%, 01/12/2007	4,197,000	4,189,043
4.80%, 02/12/2007	15,000,000	14,999,859
FNMA:
5.21%, 12/14/2006 ¤	23,420,236	23,376,554
5.22%, 01/02/2007 ¤	20,000,000	19,908,267
5.29%, 12/01/2006 ¤	39,873,000	39,873,000
6.26%, 01/02/2007 ¤	12,565,000	12,507,145
6.32%, 01/02/2007 ¤	55,876,000	55,624,023
Total U.S. Government & Agency Obligations (cost $466,852,336)		466,852,336
REPURCHASE AGREEMENTS * 36.2%
Bank of America Corp., 5.29%, dated 11/30/2006, maturing 12/1/2006, maturity value $65,009,551 (1)	65,000,000	65,000,000
Barclays plc., 5.29%, dated 11/30/2006, maturing 12/1/2006, maturity value $65,009,551 (2)	65,000,000	65,000,000
Deutsche Bank AG, 5.29%, dated 11/30/2006, maturing 12/01/2006, maturity value $70,010,286 (3)	70,000,000	70,000,000
State Street Corp., 5.18%, dated 11/30/2006, maturing 12/01/2006, maturity value
$65,205,053 (4)	65,195,672	65,195,672
Total Repurchase Agreements (cost $265,195,672)		265,195,672
Total Investments (cost $732,048,008) 99.9%		732,048,008
Other Assets and Liabilities 0.1%		504,924
Net Assets 100.0%		$732,552,932
¤	Zero coupon bond. The rate shown represents the yield to maturity at date of purchase.
*	Collateralized by:
(1)	$66,115,000 FHLB, 0.00% to 4.875%, 5/17/2010 to 3/11/2011, value including accrued interest is $66,300,385.
(2)

$15,420,000 FHLB, 3.50% to 5.40%, 3/23/2010 to 10/27/2011, value including accrued interest is $15,346,598; $23,115,000 FHLMC, 0.00%, 2/20/2007 to 3/9/2007, value is $22,834,726; $14,830,000 FFCB, 4.40%, 10/7/2014, value including accrued interest is $14,541,375; $11,485,000 FNMA, 6.25%, 2/1/2011, value including accrued interest is $12,278,610.

(3)

$23,000,000 FHLMC, 6.25%, 3/5/2012, value including accrued interest is $23,389,780; $8,930,000 FHLB, 0.00% to 5.125%, 10/19/2016 to 7/28/2020, value including accrued interest is $8,886,047; $38,442,000 FNMA, 6.00%, 5/15/2008, value including accrued interest is $39,126,652.

(4)	$68,205,000 U.S. Treasury Bill, 0.00%, 5/31/2007, value is $66,499,875.

On November 30, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Summary of Abbreviations

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

1

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2006 (unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES 0.8%
Carlyle Loan Investment, Ltd., Ser. 2006-4, Class 1, FRN, 5.37%,
12/15/2006 144A + (cost $45,000,000)	$45,000,000	$45,000,000
CERTIFICATES OF DEPOSIT 4.4%
Credit Suisse First Boston Corp.:
5.01%, 03/07/2007	13,000,000	13,000,000
5.41%, 03/07/2007	40,000,000	40,000,000
Deutsche Bank AG:
4.73%, 12/01/2006	20,000,000	20,000,000
5.37%, 05/25/2007	25,000,000	25,000,000
5.51%, 05/25/2007	45,000,000	45,000,000
First Tennessee Bank, 5.32%, 02/26/2007	50,000,000	50,000,000
Royal Bank of Canada, 5.49%, 10/05/2007	25,000,000	25,000,000
U.S. Trust Co. of New York, 5.35%, 12/12/2006	25,000,000	25,000,000
Total Certificates of Deposit (cost $243,000,000)		243,000,000
COMMERCIAL PAPER 71.5%
Asset-Backed 68.5%
Aegis Finance, LLC, 5.29%, 12/18/2006	35,000,000	34,912,568
Anglesea Funding, LLC:
5.24%, 03/12/2007	35,000,000	34,485,952
5.29%, 12/07/2006	100,131,000	100,052,289
Aquifer Funding, LLC:
5.29%, 12/07/2006	75,000,000	74,933,937
5.30%, 12/07/2006	75,000,000	74,933,750
Barton Capital Corp., 5.27%, 01/03/2007	40,000,000	39,806,767
Bavaria Trust Corp.:
5.29%, 12/01/2006	75,000,000	75,000,000
5.30%, 12/07/2006	35,000,000	34,969,083
5.32%, 12/29/2006	50,000,000	49,793,889
5.35%, 12/01/2006	42,933,000	42,933,000
Belmont Funding, LLC, 5.35%, 12/01/2006	75,000,000	75,000,000
Berkeley Square Finance, LLC:
5.28%, 12/18/2006	35,000,000	34,912,733
5.30%, 12/06/2006	50,000,000	49,963,194
Broadhollow Funding, LLC, 5.30%, 12/01/2006	100,000,000	100,000,000
Chesham Finance, LLC:
5.27%, 02/28/2007	55,000,000	54,439,330
5.28%, 02/28/2007	110,000,000	108,608,133
Citius I Funding, LLC, 5.29%, 12/15/2006	175,000,000	174,639,986
Compass Securitization, LLC, 5.27%, 12/05/2006	107,710,000	107,646,930
Concord Minutemen Capital Co., LLC, 5.46%, 01/05/2007	50,000,000	49,734,583
Crown Point Capital Co., 5.27%, 01/18/2007	75,000,000	74,473,000
East Fleet Finance, LLC:
5.30%, 12/04/2006	30,000,000	29,986,750
5.32%, 01/02/2007	50,000,000	49,763,556
5.37%, 12/01/2006	50,000,000	50,000,000
Ebury Finance, LLC:
5.27%, 02/14/2007	100,000,000	98,903,125
5.29%, 12/12/2006	50,000,000	49,919,181
5.30%, 02/22/2007	50,000,000	49,389,028
Fenway Funding, LLC:
5.29%, 12/27/2006	50,000,000	49,809,153
5.30%, 02/14/2007	30,000,000	29,668,750
Gemini Securitization Corp., 5.28%, 12/15/2006	30,800,000	30,736,757

1

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Giro Balanced Funding Corp.:
5.28%, 12/05/2006	$65,344,000	$65,305,665
5.28%, 12/15/2006	50,000,000	49,897,333
5.29%, 12/27/2006	50,000,000	49,808,972
5.30%, 12/05/2006	75,000,000	74,955,833
Grampian Funding, LLC.:
5.27%, 02/16/2007	96,710,000	95,882,847
5.29%, 12/15/2006	60,000,000	59,876,566
Lake Constance Funding, LLC:
5.21%, 04/10/2007	19,500,000	19,133,481
5.28%, 12/14/2006	15,500,000	15,470,447
Lexington Parker Capital Corp., LLC, 5.28%, 12/07/2006	80,000,000	79,929,600
Morrigan Trust Funding, LLC, 5.30%, 02/28/2007	35,000,000	34,541,835
Ormond Quay Funding, LLC:
5.28%, 12/13/2006	75,000,000	74,868,000
5.29%, 12/14/2006	75,000,000	74,856,729
Park Granada, LLC:
5.28%, 12/12/2006	61,000,000	60,901,587
5.29%, 12/11/2006	30,000,000	29,955,917
5.32%, 12/01/2006	40,119,000	40,119,000
Rams Funding, LLC, 5.31%, 12/07/2006	50,000,000	49,955,750
Sheffield Receivables Corp.:
5.23%, 03/02/2007	11,387,000	11,236,461
5.28%, 12/11/2006	150,000,000	149,780,000
Stratford Receivables Co., LLC:
5.29%, 12/13/2006	51,000,000	50,910,155
5.30%, 12/19/2006	65,000,000	64,920,500
Thames Asset Global Securitization, Inc., 5.27%, 12/15/2006	44,519,000	44,427,761
Thornburg Mortgage Capital Resources, LLC:
5.29%, 02/16/2007	150,000,000	149,037,514
5.30%, 12/07/2006	28,000,000	27,975,267
5.30%, 12/20/2006	50,000,000	49,860,139
Three Crowns Funding, LLC:
5.28%, 12/18/2006	85,541,000	85,327,718
5.30%, 01/08/2007	52,357,000	52,073,885
Thunder Bay Funding, LLC, 5.27%, 12/20/2006	150,446,000	150,166,620
Ticonderoga Funding, LLC:
5.28%, 12/27/2006	130,473,000	130,235,167
5.29%, 12/27/2006	25,000,000	24,904,486
Yorktown Capital, LLC, 5.27%, 12/27/2006	65,000,000	64,752,838
		3,760,483,497
Consumer Finance 3.0%
Ford Motor Credit Co.:
5.31%, 12/18/2006	50,000,000	49,874,625
5.32%, 12/13/2006	113,595,000	113,481,834
		163,356,459
Total Commercial Paper (cost $3,923,839,956)		3,923,839,956
CORPORATE BONDS 13.0%
Capital Markets 4.5%
Bear Stearns Cos.:
5.70%, 01/15/2007	20,626,000	20,648,789
FRN, 5.31%, 12/14/2006	100,000,000	100,000,000

2

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
Capital Markets continued
Merrill Lynch & Co., Inc., FRN:
5.30%, 12/27/2006	$100,000,000	$100,000,000
5.33%, 12/15/2006	25,000,000	25,000,000
		245,648,789
Commercial Banks 1.4%
First Tennessee Bank, FRN, 5.31%, 12/18/2006 144A	25,000,000	25,000,000
Royal Bank of Canada, 5.40%, 10/16/2007	50,000,000	50,000,000
		75,000,000
Consumer Finance 4.1%
American Express Co., FRN:
5.29%, 12/06/2006	25,000,000	25,000,000
5.29%, 12/11/2006	50,000,000	50,000,000
BMW U.S. Capital Corp., LLC, FRN, 5.31%, 12/04/2006	40,000,000	40,000,000
General Electric Capital Corp.:
5.00%, 06/15/2007	26,025,000	25,958,103
FRN:
5.28%, 12/27/2006	45,000,000	45,000,000
5.45%, 12/18/2006	40,000,000	40,000,000
		225,958,103
Diversified Consumer Services 0.2%
AARP, FRN, 5.32%, 12/07/2006	10,000,000	10,000,000
Diversified Financial Services 1.9%
SF Tarns, LLC, FRN, 5.39%, 12/07/2006	16,635,000	16,635,000
Sigma Finance, Inc.:
4.86%, 02/12/2007 144A	15,000,000	15,000,000
5.40%, 05/14/2007 144A	15,000,000	15,000,000
5.40%, 10/16/2007 144A	35,000,000	35,000,000
5.75%, 07/25/2007 144A	25,000,000	25,000,000
		106,635,000
Food & Staples Retailing 0.5%
Wal-Mart Stores, Inc., 5.88%, 06/01/2007	25,000,000	25,060,708
Insurance 0.4%
Allstate Corp., FRN, 5.31%, 12/27/2006	25,000,000	25,000,000
Total Corporate Bonds (cost $713,302,600)		713,302,600
FUNDING AGREEMENTS 2.1%
Metropolitan Life Funding Agreement, 5.44%, 01/16/2007 +	25,000,000	25,000,000
New York Life Funding Agreement, 5.37%, 12/01/2006 +	25,000,000	25,000,000
Transamerica Occidental Funding Agreement:
5.51%, 12/01/2006 +	50,000,000	50,000,000
5.52%, 12/01/2006 +	15,000,000	15,000,000
Total Funding Agreements (cost $115,000,000)		115,000,000
YANKEE OBLIGATIONS-CORPORATE 3.8%
Commercial Banks 3.2%
Bank of Ireland, FRN, 5.30%, 12/19/2006 144A	50,000,000	50,000,000
HBOS plc, FRN, 5.45%, 02/20/2007 144A	50,000,000	50,000,000
HSH Nordbank AG, FRN, 5.33%, 12/21/2006 144A	75,000,000	75,000,000
		175,000,000
Diversified Financial Services 0.6%
Calyon, 5.40%, 11/13/2007 144A	35,000,000	35,000,000
Total Yankee Obligations-Corporate (cost $210,000,000)		210,000,000

3

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

TIME DEPOSITS 4.6%
Societe Generale, 5.32%, 12/01/2006	$150,000,000	$150,000,000
State Street Corp., 5.19%, 12/01/2006	99,348,365	99,348,365
Total Time Deposits (cost $249,348,365)		249,348,365

	Shares	Value
MUTUAL FUND SHARES 0.0%
CitiFunds Institutional Cash Reserves Portfolio	1,081,916	1,081,916
Federated Prime Value Obligations Fund	275,796	275,796
Federated U.S. Treasury Cash Reserves Fund	62,210	62,210
Total Mutual Fund Shares (cost $1,419,922)		1,419,922
Total Investments (cost $5,500,910,843) 100.2%		5,500,910,843
Other Assets and Liabilities (0.2%)		(11,007,662)
Net Assets 100.0%		$5,489,903,181

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid.

Summary of Abbreviations

FRN	Floating Rate Note

On November 30, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

4

Item 2 - Controls and Procedures

(a)   The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures
      (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)
      within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)   There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment
      Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)   Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the
      Investment Company Act of 1940, are attached as EX-99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust

By:  /s/ Dennis H. Ferro
     ---------------------------
     Dennis H. Ferro,
     Principal Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Dennis H. Ferro
     ---------------------------
     Dennis H. Ferro,
     Principal Executive Officer

Date: January 26, 2007

By:  /s/ Jeremy DePalma
     ---------------------------
     Jeremy DePalma
     Principal Financial Officer

Date: January 26, 2007